UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock China Fund

BlackRock Energy & Resources Portfolio

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Flexible Equity Fund (Formerly, BlackRock Mid-Cap Value Equity Portfolio)

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock U.S. Opportunities Portfolio

BlackRock World Gold Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Global Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.5%
Arcos Dorados Holdings, Inc., Class A	109,200	$1,613,976
Australia – 1.1%
Australia & New Zealand Banking Group Ltd.	53,300	1,214,180
Newcrest Mining Ltd.	59,600	1,386,958
PanAust Ltd. (a)	283,200	806,918

		3,408,056
Belgium – 0.9%
Anheuser-Busch InBev NV	36,678	2,891,746
Brazil – 1.0%
Banco Bradesco SA, Preference Shares	146,600	2,174,366
BM&FBovespa SA	198,342	1,000,351

		3,174,717
Canada – 2.7%
First Quantum Minerals Ltd.	56,300	995,384
Manulife Financial Corp.	125,800	1,370,319
Saputo, Inc.	45,900	1,908,405
Suncor Energy, Inc.	48,200	1,393,781
The Toronto-Dominion Bank	21,100	1,651,358
TransCanada Corp.	32,900	1,378,885

		8,698,132
China – 1.4%
Air China Ltd., H Shares	1,054,000	625,714
China Construction Bank Corp., H Shares	3,024,800	2,089,757
China Eastern Airlines Corp. Ltd., H Shares (a)	1,341,400	431,199
China Southern Airlines Co. Ltd., H Shares	1,255,200	557,078
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	746,400	960,012

		4,663,760
France – 2.8%
Arkema SA	19,200	1,258,914
BNP Paribas SA	24,680	951,533
Danone SA	41,700	2,591,519
LVMH Moet Hennessy Louis Vuitton SA	11,000	1,674,092
Sanofi SA	34,700	2,626,825

		9,102,883
Germany – 4.4%
Allianz SE	20,000	2,011,702
Bayer AG	19,100	1,376,336
Continental AG	11,400	950,315
Daimler AG	29,500	1,325,716
Deutsche Bank AG	66,000	2,382,160
Deutsche Lufthansa AG	144,000	1,664,758
GSW Immobilien AG	17,900	611,963
Merck KGaA	20,400	2,037,280
Volkswagen AG, Preference Shares	11,200	1,774,397

		14,134,627

Common Stocks	Shares	Value
Hong Kong – 2.2%
AIA Group Ltd.	829,500	$2,865,142
BOC Hong Kong Holdings Ltd.	568,500	1,750,102
Hong Kong Exchanges and Clearing Ltd.	88,800	1,277,723
Wharf Holdings Ltd.	191,800	1,066,592

		6,959,559
India – 0.6%
ICICI Bank Ltd.	42,300	687,087
Jubilant Foodworks Ltd. (a)	53,040	1,116,859

		1,803,946
Indonesia – 0.2%
Tower Bersama Infrastructure Tbk PT (a)	2,240,200	784,798
Ireland – 1.7%
Accenture Plc, Class A	16,800	1,009,512
Covidien Plc	27,200	1,455,200
Ingersoll-Rand Plc	72,800	3,070,704

		5,535,416
Italy – 0.7%
ENI SpA	65,100	1,383,062
Intesa Sanpaolo SpA	593,600	844,841

		2,227,903
Japan – 6.3%
Advantest Corp.	105,700	1,652,353
Bridgestone Corp.	56,100	1,288,286
Hino Motors Ltd.	238,000	1,722,610
Hitachi Ltd.	161,000	992,700
Honda Motor Co. Ltd.	44,300	1,545,873
IHI Corp.	1,377,100	2,945,601
ORIX Corp.	18,700	1,742,762
Softbank Corp.	68,300	2,542,377
Sumitomo Mitsui Financial Group, Inc.	53,200	1,757,458
Tokio Marine Holdings, Inc.	94,400	2,368,789
Toyota Motor Corp.	43,000	1,735,576

		20,294,385
Luxembourg – 0.3%
ArcelorMittal	57,600	881,254
Mexico – 1.0%
Fomento Economico Mexicano SAB de CV - ADR	22,100	1,972,425
Grupo Modelo SAB de CV, Series C	145,200	1,284,407

		3,256,832
Netherlands – 2.5%
Akzo Nobel NV	38,000	1,788,459
Corio NV	15,520	683,306
Royal Dutch Shell Plc, A Shares	112,800	3,807,085
Unilever NV	40,200	1,342,902

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	US Dollar
GDR	Global Depositary Receipts

BLACKROCK FUNDS	JUNE 30, 2012	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Ziggo NV (a)	14,600	$465,326

		8,087,078
Norway – 0.7%
Statoil ASA	89,500	2,134,443
Veripos, Inc. (a)	7,290	2,294

		2,136,737
Russia – 0.5%
Magnit OJSC - GDR	50,700	1,525,056
Singapore – 0.2%
Sakari Resources Ltd.	534,900	585,622
South Korea – 0.6%
Samsung Electronics Co. Ltd.	1,725	1,826,753
Sweden – 0.9%
Svenska Cellulosa AB, B Shares	111,900	1,678,886
Volvo AB, B Shares	114,300	1,306,850

		2,985,736
Switzerland – 1.8%
Julius Baer Group Ltd. (a)	47,600	1,725,818
Roche Holding AG	9,300	1,606,417
Weatherford International Ltd. (a)	83,000	1,048,290
Xstrata Plc	104,700	1,316,432

		5,696,957
Taiwan – 0.7%
First Financial Holding Co. Ltd.	2,312,100	1,357,885
Taiwan Semiconductor Manufacturing Co. Ltd.	337,800	924,717

		2,282,602
Thailand – 0.5%
Bangkok Bank Pcl	274,400	1,661,594
United Kingdom – 7.9%
Afren Plc (a)	467,600	760,104
Aveva Group Plc	7,101	181,299
Barclays Plc	199,100	508,749
BG Group Plc	81,700	1,672,515
BP Plc	320,900	2,143,028
British American Tobacco Plc	83,000	4,219,707
Diageo Plc	92,000	2,371,293
GlaxoSmithKline Plc	69,300	1,574,079
HSBC Holdings Plc	237,783	2,095,300
Inmarsat Plc	165,900	1,280,286
National Grid Plc	212,700	2,254,195
Subsea 7 SA	72,900	1,442,698
Unilever Plc	44,500	1,494,027
Vodafone Group Plc - ADR	113,300	3,192,794

		25,190,074
United States – 54.9%
Allergan, Inc.	20,700	1,916,199
Altera Corp.	28,424	961,868
Amazon.com, Inc. (a)	8,000	1,826,800
American Electric Power Co., Inc.	51,600	2,058,840
Ameriprise Financial, Inc.	49,200	2,571,192
Amgen, Inc.	22,400	1,636,096
Apple, Inc. (a)	10,800	6,307,200
AT&T Inc.	86,700	3,091,722
Automatic Data Processing, Inc.	29,000	1,614,140
Biogen Idec, Inc. (a)	10,738	1,550,352
Broadcom Corp., Class A (a)	69,900	2,362,620
Cardinal Health, Inc.	9,708	407,736
Celgene Corp. (a)	24,700	1,584,752
Cerner Corp. (a)	14,500	1,198,570
Chipotle Mexican Grill, Inc. (a)	4,700	1,785,765

Common Stocks	Shares	Value
United States (concluded)
Cisco Systems, Inc.	95,814	$ 1,645,126
Citigroup, Inc.	36,460	999,369
The Clorox Co.	20,300	1,470,938
Cognizant Technology Solutions Corp., Class A (a)	25,800	1,548,000
Comcast Corp., Class A	85,100	2,720,647
ConAgra Foods, Inc.	61,200	1,586,916
Costco Wholesale Corp.	30,000	2,850,000
Crown Holdings, Inc. (a)	49,300	1,700,357
CSX Corp.	84,200	1,882,712
DENTSPLY International, Inc.	21,000	794,010
DIRECTV, Class A (a)	55,600	2,714,392
Dominion Resources, Inc.	37,800	2,041,200
Eaton Corp.	23,260	921,794
eBay, Inc. (a)	66,500	2,793,665
Edwards Lifesciences Corp. (a)	8,000	826,400
EQT Corp.	24,800	1,330,024
The Estee Lauder Cos., Inc., Class A	40,600	2,197,272
Exelon Corp.	54,700	2,057,814
Express Scripts Holding Co. (a)	23,800	1,328,754
Exxon Mobil Corp.	80,500	6,888,385
Federal Realty Investment Trust	15,100	1,571,759
FedEx Corp.	29,800	2,729,978
The Gap, Inc.	45,700	1,250,352
General Electric Co.	194,200	4,047,128
The Goldman Sachs Group, Inc.	19,000	1,821,340
Google, Inc., Class A (a)	1,700	986,119
The Hain Celestial Group, Inc. (a)	13,358	735,224
Intel Corp.	59,000	1,572,350
International Business Machines Corp.	14,500	2,835,910
International Paper Co.	97,800	2,827,398
Intuitive Surgical, Inc. (a)	2,600	1,439,854
Johnson & Johnson	24,100	1,628,196
JPMorgan Chase & Co.	87,000	3,108,510
KeyCorp	320,500	2,480,670
Kraft Foods, Inc., Class A	65,200	2,518,024
Lam Research Corp. (a)	13,533	510,735
Las Vegas Sands Corp.	29,200	1,269,908
Liberty Global, Inc., Class A (a)	46,500	2,307,795
Lowe’s Cos., Inc.	80,000	2,275,200
Manpower, Inc.	31,500	1,154,475
Mastercard, Inc., Class A	3,900	1,677,429
MetLife, Inc.	56,100	1,730,685
Microsoft Corp.	32,000	978,880
Monsanto Co.	27,100	2,243,338
The NASDAQ OMX Group, Inc.	68,700	1,557,429
NetApp, Inc. (a)	53,100	1,689,642
Newmont Mining Corp.	43,500	2,110,185
NII Holdings, Inc. (a)	21,500	219,945
NIKE, Inc., Class B	15,800	1,386,924
Occidental Petroleum Corp.	31,700	2,718,909
Owens Corning (a)	58,900	1,681,006
PartnerRe Ltd.	4,522	342,180
Perrigo Co.	11,300	1,332,609
Pfizer, Inc.	71,900	1,653,700
Polycom, Inc. (a)	110,392	1,161,324
PPL Corp.	73,200	2,035,692
QUALCOMM, Inc.	32,200	1,792,896
Reynolds American, Inc.	37,500	1,682,625
Rockwell Automation, Inc.	26,600	1,757,196
Rowan Cos. Plc, Class A (a)	41,300	1,335,229
Schlumberger Ltd.	43,200	2,804,112
SPX Corp.	37,400	2,442,968
Stanley Black & Decker, Inc.	58,642	3,774,199
Stryker Corp.	29,300	1,614,430
SXC Health Solutions Corp. (a)	8,500	843,285

2	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Teradata Corp. (a)	18,542	$1,335,209
TIBCO Software, Inc. (a)	32,550	973,896
Time Warner, Inc.	90,700	3,491,950
United States Steel Corp.	37,900	780,740
UnitedHealth Group, Inc.	27,200	1,591,200
Verizon Communications, Inc.	52,900	2,350,876
Vertex Pharmaceuticals, Inc. (a)	28,100	1,571,352
Visa, Inc., Class A	13,600	1,681,368
Wells Fargo & Co.	124,300	4,156,592
Whirlpool Corp.	21,700	1,327,172
Whole Foods Market, Inc.	22,900	2,182,828
Zimmer Holdings, Inc.	25,800	1,660,488

		175,913,040
Total Long-Term Investments (Cost – $310,321,788) – 99.0%		317,323,239

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	653,434	653,434
Total Short-Term Securities (Cost – $653,434) – 0.2%		653,434
Total Investments Before Options Written (Cost – $310,975,222*) – 99.2%		317,976,673

Options Written	Contracts	Value
Exchange-Traded Put Options Written
NIKE, Inc., Strike Price USD 92.50, Expires 6/29/12
(Premiums Received – $7,867) – (0.0)%	61	$(29,524)
Total Investments Net of Options Written — 99.2%		317,947,149
Other Assets Less Liabilities — 0.8%		2,539,841

Net Assets — 100.0%		$320,486,990

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$312,891,392

Gross unrealized appreciation	$28,909,856
Gross unrealized depreciation	(23,824,575)

Net unrealized appreciation	$5,085,281

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,695,511	(4,042,077)	653,434	$199	$4,676

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)

AUD	7,151,000	USD	7,324,483	Citigroup, Inc.	7/18/12	$ (18,993)
AUD	71,000	USD	69,987	Citigroup, Inc.	7/18/12	2,547
CAD	6,618,000	USD	6,654,915	UBS AG	7/18/12	(157,360)
CAD	218,000	USD	211,981	UBS AG	7/18/12	2,051
CHF	6,322,000	USD	6,899,705	Citigroup, Inc.	7/18/12	(236,053)
CHF	1,009,000	USD	1,042,111	Citigroup, Inc.	7/18/12	21,417
CHF	758,000	USD	821,408	UBS AG	7/18/12	(22,444)
CHF	780,000	USD	826,786	UBS AG	7/18/12	(4,633)
DKK	8,120,000	USD	1,433,876	Royal Bank of Scotland Group Plc	7/18/12	(51,005)
EUR	2,471,600	USD	3,267,519	UBS AG	7/18/12	(139,215)
GBP	983,600	USD	1,591,993	Citigroup, Inc.	7/18/12	(51,600)
GBP	800,000	USD	1,281,585	Citigroup, Inc.	7/18/12	(28,724)
GBP	8,768,000	USD	13,914,720	Royal Bank of Scotland Group plc	7/18/12	(183,361)

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)

GBP	334,000	USD	516,297	Royal Bank of Scotland Group Plc	7/18/12	$6,772
GBP	117,000	USD	182,043	UBS AG	7/18/12	1,188
GBP	925,000	USD	1,440,395	UBS AG	7/18/12	8,226
HKD	15,882,000	USD	2,046,283	Citigroup, Inc.	7/18/12	1,043
HKD	2,407,000	USD	310,281	UBS AG	7/18/12	1
JPY	30,434,000	USD	382,350	Deutsche Bank AG	7/18/12	(1,509)
JPY	10,685,000	USD	134,536	Royal Bank of Scotland Group Plc	7/18/12	(827)
JPY	1,084,803,000	USD	13,196,218	Royal Bank of Scotland Group Plc	7/18/12	378,648
MXN	6,024,000	USD	433,596	BNP Paribas SA	7/18/12	17,122
MXN	1,272,000	USD	90,342	Citigroup, Inc.	7/18/12	4,829
MXN	14,313,000	USD	1,115,276	Deutsche Bank AG	7/18/12	(44,372)
NOK	991,000	USD	162,965	Deutsche Bank AG	7/18/12	3,510

BLACKROCK FUNDS	JUNE 30, 2012	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
SEK	20,180,000	USD	3,001,785	Royal Bank of Scotland Group Plc	7/18/12	$(86,633)
SEK	452,000	USD	63,077	Royal Bank of Scotland Group Plc	7/18/12	2,218
SGD	1,798,000	USD	1,426,742	Citigroup, Inc.	7/18/12	(7,368)
SGD	100,000	USD	78,170	Deutsche Bank AG	7/18/12	772
SGD	120,000	USD	93,804	Deutsche Bank AG	7/18/12	927
USD	626,129	AUD	630,000	Citigroup, Inc.	7/18/12	(17,481)
USD	1,046,537	CAD	1,040,000	Citigroup, Inc.	7/18/12	25,464
USD	125,679	CAD	123,500	UBS AG	7/18/12	4,426
USD	181,216	CHF	165,500	Citigroup, Inc.	7/18/12	6,772
USD	335,381	CHF	305,000	Citigroup, Inc.	7/18/12	13,898
USD	432,773	CHF	395,500	Citigroup, Inc.	7/18/12	15,900
USD	1,225,307	CHF	1,115,000	Citigroup, Inc.	7/18/12	50,050
USD	70,692	CHF	64,000	UBS AG	7/18/12	3,233
USD	21,243,015	EUR	15,951,000	Citigroup, Inc.	7/18/12	1,053,831
USD	1,116,388	EUR	894,000	UBS AG	7/18/12	(15,148)
USD	599,365	EUR	479,500	UBS AG	7/18/12	(7,538)
USD	459,325	EUR	368,000	UBS AG	7/18/12	(6,452)
USD	307,037	EUR	247,000	UBS AG	7/18/12	(5,591)
USD	516,702	EUR	410,000	UBS AG	7/18/12	(2,235)
USD	101,205	EUR	81,000	UBS AG	7/18/12	(1,317)
USD	18,536	EUR	14,000	UBS AG	7/18/12	816
USD	680,563	EUR	518,000	UBS AG	7/18/12	24,930
USD	1,044,189	EUR	788,000	UBS AG	7/18/12	46,817
USD	1,016,926	GBP	630,000	Citigroup, Inc.	7/18/12	30,298
USD	2,019,141	GBP	1,250,000	Citigroup, Inc.	7/18/12	61,546
USD	1,732,477	GBP	1,090,000	Deutsche Bank AG	7/18/12	25,453
USD	2,501,198	GBP	1,605,000	UBS AG	7/18/12	(12,354)
USD	129,176	HKD	1,002,000	UBS AG	7/18/12	10
USD	551,770	HKD	4,280,000	UBS AG	7/18/12	41
USD	1,199,783	HKD	9,306,500	UBS AG	7/18/12	96
USD	2,066,167	JPY	166,250,000	Citigroup, Inc.	7/18/12	(14,230)
USD	942,949	JPY	73,945,000	Citigroup, Inc.	7/18/12	17,625
USD	1,054,602	JPY	86,007,000	UBS AG	7/18/12	(21,661)
USD	1,114,595	JPY	89,266,000	UBS AG	7/18/12	(2,450)
USD	642,325	JPY	51,277,000	UBS AG	7/18/12	662
USD	909,347	JPY	72,542,000	UBS AG	7/18/12	1,581
USD	344,912	JPY	27,208,000	UBS AG	7/18/12	4,440
USD	1,253,771	JPY	99,450,000	UBS AG	7/18/12	9,287
USD	1,265,720	JPY	99,701,000	UBS AG	7/18/12	18,094
USD	2,494,399	NOK	14,217,000	Royal Bank of Scotland Group Plc	7/18/12	106,120
USD	455,976	SEK	3,084,000	UBS AG	7/18/12	10,469
USD	509,509	SEK	3,433,000	UBS AG	7/18/12	13,586

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Un- realized Appreciation (Depreciation)
USD	810,656	SEK	5,457,500	UBS AG	7/18/12	$ 22,280

Total						$ 878,442

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$1,613,976	–	–	$1,613,976
Australia	–	$3,408,056	–	3,408,056
Belgium	–	2,891,746	–	2,891,746
Brazil	3,174,717	–	–	3,174,717
Canada	8,698,132	–	–	8,698,132
China	–	4,663,760	–	4,663,760
France	–	9,102,883	–	9,102,883
Germany	–	14,134,627	–	14,134,627
Hong Kong	–	6,959,559	–	6,959,559
India	–	1,803,946	–	1,803,946
Indonesia	–	784,798	–	784,798
Ireland	5,535,416	–	–	5,535,416
Italy	–	2,227,903	–	2,227,903
Japan	–	20,294,385	–	20,294,385
Luxembourg	–	881,254	–	881,254
Mexico	3,256,832	–	–	3,256,832
Netherlands	465,326	7,621,752	–	8,087,078
Norway	–	2,134,443	$2,294	2,136,737
Russia	1,525,056	–	–	1,525,056
Singapore	–	585,622	–	585,622
South Korea	–	1,826,753	–	1,826,753
Sweden	–	2,985,736	–	2,985,736
Switzerland	1,048,290	4,648,667	–	5,696,957
Taiwan	–	2,282,602	–	2,282,602
Thailand	–	1,661,594	–	1,661,594
United Kingdom	3,192,794	21,997,280	–	25,190,074
United States	175,913,040	–	–	175,913,040
Short-Term Securities	653,434	–	–	653,434

Total	$205,077,013	$112,897,366	$2,294	$317,976,673

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$2,018,996	–	$2,018,996
Liabilities:
Equity contracts	$(29,524)	–	–	(29,524)
Foreign currency exchange contracts	–	(1,140,554)	–	(1,140,554)

Total	$(29,524)	$878,442	–	$848,918

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$893,550	–	–	$893,550
Foreign currency	679,218	–	–	679,218
Liabilities:
Bank overdraft	–	$(280,451)	–	(280,451)

Total	$1,572,768	$(280,451)	–	$1,292,317

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK FUNDS	JUNE 30, 2012	5

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology – 27.0%
3SBio, Inc. - ADR (a)	383,971	$5,241,204
Achillion Pharmaceuticals, Inc. (a)	205,902	1,276,592
Acorda Therapeutics, Inc. (a)	542,300	12,776,588
Affymax, Inc. (a)	126,745	1,632,476
Alexion Pharmaceuticals, Inc. (a)(b)	575,524	57,149,533
Alnylam Pharmaceuticals, Inc. (a)	89,714	1,046,962
Amgen, Inc.	847,310	61,887,522
Amylin Pharmaceuticals, Inc. (a)	315,700	8,912,211
ARIAD Pharmaceuticals, Inc. (a)(b)	1,230,475	21,176,475
ArQule, Inc. (a)	317,500	1,882,775
Biogen Idec, Inc. (a)	434,959	62,799,380
BioMarin Pharmaceutical, Inc. (a)(b)	259,800	10,282,884
Celgene Corp. (a)	725,500	46,548,080
Cepheid, Inc. (a)(b)	172,600	7,723,850
ChemoCentryx, Inc. (a)	145,639	2,184,585
CSL Ltd.	160,600	6,514,213
Cubist Pharmaceuticals, Inc. (a)(b)	342,800	12,995,548
Exelixis, Inc. (a)	1,293,300	7,151,949
Genmab A/S (a)	52,855	528,850
Genomic Health, Inc. (a)	133,000	4,442,200
Gilead Sciences, Inc. (a)	433,728	22,241,572
Human Genome Sciences, Inc. (a)	245,800	3,227,354
Incyte Corp. Ltd. (a)(b)	795,800	18,064,660
Medivation, Inc. (b)	279,300	25,528,020
Momenta Pharmaceuticals, Inc. (a)(b)	227,000	3,069,040
Onyx Pharmaceuticals, Inc. (a)	219,425	14,580,791
Pharmacyclics, Inc. (a)	461,652	25,210,816
Protalix BioTherapeutics, Inc. (a)	966,926	5,540,486
Synta Pharmaceuticals Corp. (a)(b)	605,800	3,313,726
Theravance, Inc. (a)(b)	211,221	4,693,331
Verastem, Inc. (a)	140,740	1,435,548
Vertex Pharmaceuticals, Inc. (a)	553,470	30,950,042

		492,009,263
Diversified Consumer Services – 0.3%
Stewart Enterprises, Inc., Class A	767,100	5,477,094
Food & Staples Retailing – 1.6%
Brazil Pharma SA	890,700	4,780,556
CVS Caremark Corp.	526,000	24,579,980

		29,360,536
Health Care Equipment & Supplies – 19.0%
Align Technology, Inc. (a)(b)	674,233	22,559,836
Baxter International, Inc.	324,400	17,241,860
Becton, Dickinson & Co.	60,600	4,529,850
CareFusion Corp. (a)	112,600	2,891,568
The Cooper Cos., Inc.	249,800	19,924,048
Covidien Plc	676,500	36,192,750
Cyberonics, Inc. (a)	212,162	9,534,560
DENTSPLY International, Inc.	655,500	24,784,455
Edwards Lifesciences Corp. (a)(b)	237,600	24,544,080
Given Imaging Ltd.	184,300	2,911,940
HeartWare International, Inc. (a)	97,100	8,622,480
IDEXX Laboratories, Inc. (a)(b)	61,000	5,863,930
Intuitive Surgical, Inc. (a)(b)	58,600	32,452,094
Medtronic, Inc.	590,400	22,866,192
ResMed, Inc. (a)	440,600	13,746,720
Sirona Dental Systems, Inc. (a)	132,200	5,950,322
Stryker Corp.	645,400	35,561,540
Thoratec Corp. (a)	148,100	4,973,198
Varian Medical Systems, Inc. (a)(b)	247,900	15,064,883

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
William Demant Holding A/S (a)	20,923	$1,880,729
Zimmer Holdings, Inc.	536,400	34,522,704

		346,619,739
Health Care Providers & Services – 17.4%
Acadia Healthcare Co., Inc. (a)(b)	144,941	2,542,265
Aetna, Inc.	339,123	13,147,799
AMERIGROUP Corp. (a)	68,800	4,534,608
AmerisourceBergen Corp.	137,600	5,414,560
Brookdale Senior Living, Inc. (a)	276,400	4,903,336
Cardinal Health, Inc.	411,625	17,288,250
CIGNA Corp.	329,100	14,480,400
Express Scripts Holding Co. (a)	777,547	43,410,449
HCA Holdings, Inc.	207,400	6,311,182
Henry Schein, Inc. (a)(b)	147,714	11,594,072
Humana, Inc.	60,934	4,718,729
McKesson Corp.	376,400	35,287,500
Quest Diagnostics, Inc.	156,400	9,368,360
SXC Health Solutions Corp. (a)	262,500	26,042,625
UnitedHealth Group, Inc.	1,064,700	62,284,950
Universal Health Services, Inc., Class B	199,200	8,597,472
VCA Antech, Inc. (a)(b)	638,513	14,034,516
WellPoint, Inc.	519,133	33,115,494

		317,076,567
Health Care Technology – 1.4%
Cerner Corp. (a)(b)	302,000	24,963,320
Industrial Conglomerates – 0.5%
Koninklijke Philips Electronics NV	490,374	9,663,174
Life Sciences Tools & Services – 3.1%
Agilent Technologies, Inc.	255,411	10,022,328
ICON Plc - ADR (a)	358,600	8,079,258
Life Technologies Corp. (a)	199,700	8,984,503
Luminex Corp. (a)(b)	219,400	5,373,106
Mettler-Toledo International, Inc. (a)	29,300	4,566,405
Thermo Fisher Scientific, Inc.	241,800	12,551,838
Waters Corp. (a)	78,475	6,236,408

		55,813,846
Pharmaceuticals – 25.2%
Abbott Laboratories	510,600	32,918,382
Allergan, Inc.	455,600	42,174,892
Bayer AG	191,000	13,763,358
Bristol-Myers Squibb Co.	261,800	9,411,710
Elan Corp. Plc - ADR (a)	531,100	7,748,749
Eli Lilly & Co.	631,800	27,110,538
Endo Health Solutions, Inc. (a)(b)	288,800	8,947,024
Forest Laboratories, Inc. (a)	130,400	4,562,696
GlaxoSmithKline Plc	400,200	9,090,134
Johnson & Johnson	818,800	55,318,128
Merck & Co., Inc.	920,200	38,418,350
Merck KGaA	151,900	15,169,749
Novartis AG	180,500	10,091,993
Perrigo Co.	126,100	14,870,973
Pfizer, Inc.	2,357,540	54,223,420
Roche Holding AG	107,400	18,551,525
Sanofi SA	501,400	37,956,484
Teva Pharmaceutical Industries Ltd. - ADR	338,000	13,330,720
UCB SA	179,600	9,072,581

6	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (a)	196,800	$8,814,672
Watson Pharmaceuticals, Inc. (a)	379,600	28,086,604

		459,632,682
Total Long-Term Investments (Cost – $1,454,836,498) – 95.5%		1,740,616,221

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	57,950,522	57,950,522

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (c)(d)(e)	$135,208	135,208,121
Total Short-Term Securities (Cost – $193,158,643) – 10.6%		193,158,643

Value
Total Investments (Cost – $1,647,995,141*) – 106.1%	$1,933,774,864
Liabilities in Excess of Other Assets – (6.1)%	(111,420,119)

Net Assets – 100.0%	$1,822,354,745

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,659,959,902

Gross unrealized appreciation	$292,263,807
Gross unrealized depreciation	(18,448,845)

Net unrealized appreciation	$273,814,962

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

(c) Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at June 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	114,422,161	(56,471,639)	57,950,522	$321	$83,419
BlackRock Liquidity Series, LLC Money Market Series	$27,098,498	$108,109,623	$135,208,121	–	$216,790

(e)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
DKK	276,000	USD	46,300	Royal Bank of Canada	7/02/12	$679
DKK	302,000	USD	51,424	Citigroup, Inc.	7/03/12	(19)
DKK	1,159,000	USD	194,054	Citigroup, Inc.	7/03/12	3,226
EUR	2,132,000	USD	2,649,650	UBS AG	7/03/12	48,401
CHF	18,542,000	USD	19,735,694	Royal Bank of Scotland Group Plc	7/18/12	(191,649)
CHF	15,269,000	USD	16,546,273	UBS AG	7/18/12	(452,107)
DKK	8,789,600	USD	1,566,559	Royal Bank of Scotland Group Plc	7/18/12	(69,653)
EUR	9,924,000	USD	12,400,177	Deutsche Bank AG	7/18/12	160,632
GBP	3,288,400	USD	5,322,397	Citigroup, Inc.	7/18/12	(172,511)
SEK	31,641,000	USD	4,481,880	Citigroup, Inc.	7/18/12	88,898
USD	246,514	AUD	251,000	Citigroup, Inc.	7/18/12	(9,908)
USD	334,356	AUD	329,000	Citigroup, Inc.	7/18/12	(1,752)
USD	4,492,877	AUD	4,384,000	Citigroup, Inc.	7/18/12	14,165

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
USD	113,745	AUD	114,000	Royal Bank of Scotland Group Plc	7/18/12	$(2,718)
USD	396,710	CHF	382,000	Citigroup, Inc.	7/18/12	(5,934)
USD	2,428,761	CHF	2,228,000	Citigroup, Inc.	7/18/12	80,356
USD	3,572,864	CHF	3,263,000	Citigroup, Inc.	7/18/12	133,525
USD	6,614,149	CHF	6,015,000	Citigroup, Inc.	7/18/12	274,087
USD	8,784,043	CHF	8,027,500	Citigroup, Inc.	7/18/12	322,722
USD	9,825,460	CHF	8,927,000	Citigroup, Inc.	7/18/12	416,028
USD	32,282,214	CHF	29,581,000	Citigroup, Inc.	7/18/12	1,102,601
USD	969,800	CHF	917,000	Deutsche Bank AG	7/18/12	3,243
USD	194,117	DKK	1,159,000	Citigroup, Inc.	7/18/12	(3,265)
USD	1,589,141	DKK	9,044,000	Deutsche Bank AG	7/18/12	48,910
USD	1,617,927	DKK	9,165,000	Royal Bank of Scotland Group Plc	7/18/12	57,089
USD	1,802,681	EUR	1,419,000	Citigroup, Inc.	7/18/12	6,652
USD	2,972,600	EUR	2,330,000	Citigroup, Inc.	7/18/12	23,518
USD	73,771,901	EUR	55,394,000	Citigroup, Inc.	7/18/12	3,659,703

BLACKROCK FUNDS	JUNE 30, 2012	7

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
USD	120,432	EUR	92,000	Deutsche Bank AG	7/18/12	$3,987
USD	21,998	EUR	17,000	Royal Bank of Scotland Group Plc	7/18/12	481
USD	2,730,862	EUR	2,089,000	Royal Bank of Scotland Group Plc	7/18/12	86,814
USD	12,642,913	EUR	10,114,500	UBS AG	7/18/12	(159,012)
USD	2,649,927	EUR	2,132,000	UBS AG	7/18/12	(48,546)
USD	574,385	GBP	371,000	Citigroup, Inc.	7/18/12	(6,629)
USD	18,028,237	GBP	11,361,000	Deutsche Bank AG	7/18/12	236,042
USD	675,254	GBP	423,000	Royal Bank of Scotland Group Plc	7/18/12	12,804
USD	4,500,695	SEK	29,756,000	Citigroup, Inc.	7/18/12	202,218
USD	277,455	SEK	1,885,000	Deutsche Bank AG	7/18/12	5,153

Total						$5,868,231

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long- Term Investments:
Common Stocks:
Biotechnology	$484,966,200	$7,043,063	–	$492,009,263
Diversified Consumer Services	5,477,094	–	–	5,477,094
Food & Staples Retailing	29,360,536	–	–	29,360,536
Health Care Equipment & Supplies	344,739,010	1,880,729	–	346,619,739
Health Care Providers & Services	317,076,567	–	–	317,076,567
Health Care Technology	24,963,320	–	–	24,963,320
Industrial Conglo- merates	–	9,663,174	–	9,663,174
Life Sciences Tools & Services	55,813,846	–	–	55,813,846
Pharmaceuticals	345,936,858	113,695,824	–	459,632,682
Short- Term Securities	57,950,522	135,208,121	–	193,158,643

Total	$1,666,283,953	$267,490,911	–	$1,933,774,864

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$ 52,306	$6,939,628	–	$ 6,991,934
Liabilities:
Foreign currency exchange contracts	(19)	(1,123,684)	–	(1,123,703)
Total	$ 52,287	$5,815,944	–	$ 5,868,231

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$ 59,480	–	–	$ 59,480
Foreign currency	1,360,009	–	–	1,360,009
Liabilities:
Collateral on securities loaned at value	–	$(135,208,121)	–	(135,208,121)
Total	$1,419,489	$(135,208,121)	–	$(133,788,632)

There were no transfers between levels during the period ended June 30, 2012.

8	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock International Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.8%
Arcos Dorados Holdings, Inc., Class A	645,200	$9,536,056
MercadoLibre, Inc. (a)	40,567	3,074,979

		12,611,035
Australia – 3.7%
Australia & New Zealand Banking Group Ltd.	1,164,500	26,527,431
BHP Billiton Ltd.	437,600	14,253,653
CSL Ltd.	149,000	6,043,697
Newcrest Mining Ltd.	594,800	13,841,652

		60,666,433
Belgium – 1.1%
Anheuser-Busch InBev NV	230,779	18,194,944
Bermuda – 0.8%
Seadrill Ltd.	353,900	12,622,011
Brazil – 4.0%
Banco Bradesco SA, Preference Shares	1,525,500	22,626,161
BM&FBovespa SA	1,351,700	6,817,387
BRF - Brasil Foods SA	728,900	10,977,956
Cia Energetica de Minas Gerais - ADR	669,906	12,339,669
PDG Realty SA Empreendimentos e Participacoes	1,655,400	2,909,416
Tractebel Energia SA	594,100	10,888,136

		66,558,725
Canada – 5.9%
EnCana Corp.	504,300	10,501,090
First Quantum Minerals Ltd.	538,200	9,515,372
Gildan Activewear, Inc.	239,000	6,584,766
Manulife Financial Corp.	765,400	8,337,379
Royal Bank of Canada	278,800	14,283,674
Suncor Energy, Inc.	436,100	12,610,533
The Toronto-Dominion Bank	143,800	11,254,282
TransCanada Corp.	196,200	8,223,017
Yamana Gold, Inc.	1,070,400	16,517,026

		97,827,139
China – 2.5%
Baidu, Inc. - ADR (b)	13,800	1,586,724
China Construction Bank Corp., H Shares	27,766,300	19,183,029
Tencent Holdings Ltd.	433,100	12,790,000
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	6,771,200	8,709,052

		42,268,805
France – 5.1%
AXA SA	643,727	8,605,817
BNP Paribas SA	160,370	6,183,034
Danone SA	309,700	19,246,847
GDF SUEZ	377,500	9,002,579
LVMH Moet Hennessy Louis Vuitton SA	66,600	10,135,868
Publicis Groupe SA	248,200	11,351,084
Sanofi SA	245,200	18,561,886
Société Generale SA	95,700	2,244,131

		85,331,246
Germany – 7.9%
Adidas AG	172,205	12,343,326
Allianz SE	164,800	16,576,426
Bayer AG	98,400	7,090,652
Continental AG	52,600	4,384,788
Daimler AG	262,000	11,774,153
Deutsche Bank AG	410,000	14,798,265
Deutsche Lufthansa AG	772,400	8,929,577
Gerry Weber International AG	368,388	15,237,425
Infineon Technologies AG	544,721	3,675,591

Common Stocks	Shares	Value
Germany (concluded)
K+S AG	268,500	$12,292,209
Merck KGaA	144,600	14,440,722
Volkswagen AG, Preference Shares	59,200	9,378,955

		130,922,089
Gibraltar – 0.1%
Bwin.Party Digital Entertainment Plc	835,875	1,444,380
Hong Kong – 3.8%
AIA Group Ltd.	4,929,900	17,028,168
China Merchants Holdings International Co. Ltd.	3,112,600	9,522,224
China Mobile Ltd.	879,500	9,654,703
Hong Kong Exchanges and Clearing Ltd.	529,400	7,617,417
Melco Crown Entertainment Ltd. -ADR (b)	693,000	7,983,360
REXLot Holdings Ltd.	41,171,100	2,949,256
Wharf Holdings Ltd.	1,590,400	8,844,149

		63,599,277
India – 0.8%
ICICI Bank Ltd.	283,800	4,609,815
Jubilant Foodworks Ltd. (b)	301,901	6,357,103
Zee Entertainment Enterprises Ltd.	931,841	2,465,111

		13,432,029
Indonesia – 0.8%
Indofood Sukses Makmur Tbk PT	18,656,700	9,703,739
Tower Bersama Infrastructure Tbk PT (b)	12,664,600	4,436,727

		14,140,466
Ireland – 2.1%
Accenture Plc, Class A	144,000	8,652,960
Covidien Plc	140,900	7,538,150
Experian Plc	1,365,461	19,264,088

		35,455,198
Israel – 0.4%
Teva Pharmaceutical Industries Ltd. - ADR	170,800	6,736,352
Italy – 1.4%
ENI SpA	691,500	14,691,053
Intesa Sanpaolo SpA	5,472,800	7,789,162

		22,480,215
Japan – 15.8%
Advantest Corp.	558,500	8,730,739
Bridgestone Corp.	763,700	17,537,684
The Chiba Bank Ltd.	2,007,000	12,055,284
Daiwa Office Investment Corp.	1,369	3,612,758
Hitachi Ltd.	1,520,000	9,372,077
Honda Motor Co. Ltd.	339,600	11,850,528
IHI Corp.	8,961,000	19,167,473
Japan Prime Realty Investment Corp.	1,870	5,263,614
JGC Corp.	506,000	14,669,620
Kubota Corp.	1,815,100	16,774,062
Mitsui Fudosan Co. Ltd.	622,300	12,074,385
ORIX Corp.	125,200	11,668,119
SMC Corp.	89,300	15,482,632
Softbank Corp.	461,600	17,182,451
Sumitomo Mitsui Financial Group, Inc.	605,100	19,989,436
Tokio Marine Holdings, Inc.	517,100	12,975,642
Toray Industries, Inc.	2,481,500	16,921,046
Toyota Motor Corp.	375,800	15,168,123
Yamato Holdings Co. Ltd.	505,700	8,142,636
Zeon Corp.	1,888,600	14,385,479

		263,023,788

BLACKROCK FUNDS	JUNE 30, 2012	9

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Luxembourg – 0.8%
ArcelorMittal	880,800	$13,475,837
Malaysia – 0.5%
Genting Malaysia BHD	7,212,900	8,232,262
Mexico – 1.6%
Fomento Economico Mexicano SAB de CV - ADR	211,300	18,858,525
Grupo Modelo SAB de CV, Series C	945,400	8,362,797

		27,221,322
Netherlands – 5.4%
Akzo Nobel NV	272,400	12,820,425
ASML Holding NV	193,466	9,935,679
Corio NV	37,147	1,635,489
Koninklijke DSM NV	268,100	13,217,221
Royal Dutch Shell Plc, A Shares	1,059,600	35,762,301
Unilever NV	396,500	13,245,289
Ziggo NV (b)	82,500	2,629,413

		89,245,817
Norway – 1.0%
Statoil ASA	716,300	17,082,703
Veripos, Inc. (b)	66,020	20,776

		17,103,479
Singapore – 3.5%
Avago Technologies Ltd.	452,372	16,240,155
DBS Group Holdings Ltd.	1,165,000	12,868,231
Sakari Resources Ltd.	6,773,600	7,415,904
Singapore Telecommunications Ltd.	8,445,100	22,115,709

		58,639,999
South Africa – 0.6%
MTN Group Ltd.	562,000	9,731,996
South Korea – 1.0%
Samsung Electronics Co. Ltd.	15,900	16,837,901
Spain — 0.9%
Banco Santander SA	965,400	6,386,380
Telefonica SA	590,100	7,767,765

		14,154,145
Sweden – 1.5%
Svenska Cellulosa AB, B Shares	566,300	8,496,454
Volvo AB, B Shares	1,374,700	15,717,645

		24,214,099
Switzerland – 3.6%
Julius Baer Group Ltd. (b)	340,000	12,327,274
Roche Holding AG	50,700	8,757,563
Swiss Re AG (b)	221,600	13,970,065
Syngenta AG	37,700	12,905,660
Xstrata Plc	987,409	12,415,061

		60,375,623
Taiwan – 1.9%
Chunghwa Telecom Co. Ltd. – ADR	254,367	7,994,755
Mega Financial Holding Co. Ltd.	17,111,646	12,694,944
Taiwan Semiconductor Manufacturing Co. Ltd.	3,803,600	10,412,234

		31,101,933
Thailand – 0.5%
Charoen Pokphand Foods Pcl	6,940,000	8,412,783
United Kingdom – 15.5%
Aveva Group Plc	36,523	932,485
Barclays Plc	2,727,500	6,969,432
BG Group Plc	895,000	18,321,917
BP Plc	3,262,500	21,787,566

Common Stocks	Shares	Value

United Kingdom (concluded)
British American Tobacco Plc	484,300	$24,621,736
Diageo Plc	622,000	16,032,000
GlaxoSmithKline Plc	355,800	8,081,633
HSBC Holdings Plc	3,048,499	26,862,806
Inchcape Plc	1,182,420	6,137,778
Invensys Plc	2,953,222	10,292,693
Meggitt Plc	1,620,000	9,802,672
National Grid Plc	2,398,300	25,417,184
Rexam Plc	2,581,009	17,034,439
SSE Plc	762,600	16,636,467
Subsea 7 SA	660,200	13,065,424
Unilever Plc	390,500	13,110,510
Vodafone Group Plc – ADR	783,400	22,076,212

		257,182,954
United States – 0.1%
NII Holdings, Inc. (b)	176,900	1,809,687
Total Long-Term Investments (Cost – $1,603,936,450) – 95.4%		1,585,053,969

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	37,471,529	37,471,529
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (c)(d)(e)	$1,481	1,480,659
Total Short-Term Securities (Cost – $38,952,188) – 2.3%		38,952,188
Total Investments (Cost – $1,642,888,638*) – 97.7%		1,624,006,157
Other Assets Less Liabilities – 2.3%		37,596,837

Net Assets – 100.0%		$1,661,602,994

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,646,364,842

Gross unrealized appreciation	$135,463,686
Gross unrealized depreciation	(157,822,371)

Net unrealized depreciation	$(22,358,685)

10	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at June 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	71,355,791	(33,884,262)	37,471,529	$1,306	$70,823
BlackRock Liquidity Series, LLC Money Market Series	$ 7,202,388	$(5,721,729)	$ 1,480,659	–	$ 6,021

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)

EUR	5,528,000	USD	7,000,815	Citigroup, Inc.	7/03/12	$4,024
AUD	42,030,000	USD	43,049,648	Citigroup, Inc.	7/18/12	(111,632)
CAD	67,712,000	USD	68,089,694	UBS AG	7/18/12	(1,610,027)
CHF	9,459,000	USD	10,323,365	Citigroup, Inc.	7/18/12	(353,183)
CHF	4,308,000	USD	4,739,665	Citigroup, Inc.	7/18/12	(198,853)
CHF	5,139,000	USD	5,307,640	Citigroup, Inc.	7/18/12	109,082
CHF	23,489,000	USD	24,602,484	Citigroup, Inc.	7/18/12	155,906
CHF	14,000,000	USD	14,590,781	Citigroup, Inc.	7/18/12	165,806
CHF	4,381,000	USD	4,747,477	UBS AG	7/18/12	(129,719)
CHF	4,515,000	USD	4,785,820	UBS AG	7/18/12	(26,821)
DKK	50,987,000	USD	9,003,573	Royal Bank of Scotland Group Plc	7/18/12	(320,271)
EUR	2,734,000	USD	3,580,723	Citigroup, Inc.	7/18/12	(120,298)
EUR	6,720,000	USD	8,572,818	Citigroup, Inc.	7/18/12	(67,313)
EUR	18,223,900	USD	24,092,470	UBS AG	7/18/12	(1,026,475)
GBP	6,362,200	USD	10,297,456	Citigroup, Inc.	7/18/12	(333,764)
GBP	7,635,000	USD	12,231,125	Citigroup, Inc.	7/18/12	(274,131)
GBP	27,357,000	USD	43,415,258	Royal Bank of Scotland Group Plc	7/18/12	(572,103)
GBP	5,022,000	USD	7,705,812	Royal Bank of Scotland Group Plc	7/18/12	159,024
GBP	9,370,000	USD	14,590,814	UBS AG	7/18/12	83,323
GBP	14,551,000	USD	22,543,923	UBS AG	7/18/12	244,057
HKD	3,500,000	USD	451,071	Citigroup, Inc.	7/18/12	108
HKD	207,838,000	USD	26,778,451	Citigroup, Inc.	7/18/12	13,646
JPY	163,829,500	USD	2,015,202	Citigroup, Inc.	7/18/12	34,906
JPY	3,774,231,000	USD	45,912,091	Royal Bank of Scotland Group Plc	7/18/12	1,317,387
MXN	5,400,000	USD	375,632	Citigroup, Inc.	7/18/12	28,398
MXN	171,945,000	USD	13,398,033	Deutsche Bank AG	7/18/12	(533,050)
MXN	37,248,500	USD	2,704,791	Royal Bank of Scotland Group Plc	7/18/12	82,154

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depr- eciation)

NOK	2,093,000	USD	344,854	Bank of New York Mellon Corp.	7/18/12	$6,744
NOK	27,812,000	USD	4,630,834	Citigroup, Inc.	7/18/12	41,234
NOK	3,900,000	USD	634,526	Deutsche Bank AG	7/18/12	20,625
SEK	92,860,000	USD	13,812,970	Royal Bank of Scotland Group Plc	7/18/12	(398,650)
USD	3,235,001	AUD	3,255,000	Citigroup, Inc.	7/18/12	(90,320)
USD	964,670	AUD	933,000	Citigroup, Inc.	7/18/12	11,513
USD	8,071,910	CAD	8,320,000	Citigroup, Inc.	7/18/12	(96,669)
USD	3,057,444	CAD	3,143,000	Citigroup, Inc.	7/18/12	(28,355)
USD	2,966,299	CAD	2,930,000	Citigroup, Inc.	7/18/12	89,624
USD	4,638,975	CAD	4,610,000	Citigroup, Inc.	7/18/12	112,875
USD	2,033,341	CAD	2,044,000	Deutsche Bank AG	7/18/12	26,541
USD	6,111,259	CAD	6,265,000	Royal Bank of Scotland Group Plc	7/18/12	(39,720)
USD	747,449	CAD	770,000	Royal Bank of Scotland Group Plc	7/18/12	(8,537)
USD	9,206,697	CHF	8,805,000	Citigroup, Inc.	7/18/12	(74,141)
USD	944,953	CHF	863,000	Citigroup, Inc.	7/18/12	35,315
USD	1,364,522	CHF	1,247,000	Citigroup, Inc.	7/18/12	50,132
USD	1,750,578	CHF	1,592,000	Citigroup, Inc.	7/18/12	72,543
USD	1,795,152	CHF	1,631,000	Citigroup, Inc.	7/18/12	76,010
USD	2,334,044	CHF	2,118,000	Citigroup, Inc.	7/18/12	101,583
USD	7,024,265	EUR	5,565,000	Citigroup, Inc.	7/18/12	(19,356)
USD	7,000,107	EUR	5,528,000	Citigroup, Inc.	7/18/12	(4,410)
USD	116,144,732	EUR	87,211,000	Citigroup, Inc.	7/18/12	5,761,750
USD	8,625,941	EUR	6,560,000	Credit Suisse Group AG	7/18/12	322,947
USD	8,075,476	EUR	6,430,000	Royal Bank of Scotland Group Plc	7/18/12	(62,977)
USD	4,349,156	EUR	3,286,000	Royal Bank of Scotland Group Plc	7/18/12	190,065
USD	9,818,712	EUR	7,441,000	Royal Bank of Scotland Group Plc	7/18/12	400,637
USD	9,666,620	EUR	7,741,000	UBS AG	7/18/12	(131,165)
USD	11,862,724	EUR	9,413,000	UBS AG	7/18/12	(51,312)

BLACKROCK FUNDS	JUNE 30, 2012	11

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
USD	3,671,813	EUR	2,937,500	UBS AG	7/18/12	$(46,181)
USD	2,099,417	EUR	1,682,000	UBS AG	7/18/12	(29,491)
USD	1,436,984	EUR	1,156,000	UBS AG	7/18/12	(26,165)
USD	7,931,750	GBP	5,100,000	Citigroup, Inc.	7/18/12	(55,241)
USD	6,464,424	GBP	4,160,000	Citigroup, Inc.	7/18/12	(50,455)
USD	7,707,359	GBP	4,832,000	Citigroup, Inc.	7/18/12	140,077
USD	6,948,993	GBP	4,305,000	Citigroup, Inc.	7/18/12	207,034
USD	18,026,893	GBP	11,160,000	Citigroup, Inc.	7/18/12	549,479
USD	4,815,744	GBP	2,964,000	UBS AG	7/18/12	173,893
USD	1,542,202	HKD	11,970,000	Citigroup, Inc.	7/18/12	(834)
USD	3,173,672	HKD	24,614,000	Royal Bank of Scotland Group Plc	7/18/12	716
USD	9,535,640	JPY	776,429,000	Citigroup, Inc.	7/18/12	(180,336)
USD	5,757,041	JPY	465,641,000	Citigroup, Inc.	7/18/12	(69,836)
USD	4,790,558	JPY	381,476,000	Citigroup, Inc.	7/18/12	16,894
USD	1,747,474	JPY	137,035,000	Citigroup, Inc.	7/18/12	32,663
USD	3,314,498	JPY	262,696,500	Royal Bank of Scotland Group Plc	7/18/12	27,201
USD	13,707,470	JPY	1,097,808,000	UBS AG	7/18/12	(30,136)
USD	3,447,062	JPY	275,180,000	UBS AG	7/18/12	3,551
USD	3,811,394	JPY	304,049,000	UBS AG	7/18/12	6,625
USD	5,070,984	JPY	402,555,000	UBS AG	7/18/12	33,544
USD	4,841,990	JPY	384,070,000	UBS AG	7/18/12	35,865
USD	10,777,975	JPY	854,120,000	UBS AG	7/18/12	89,799
USD	286,665	MXN	3,754,000	Citigroup, Inc.	7/18/12	5,790
USD	955,809	NOK	5,531,000	Deutsche Bank AG	7/18/12	26,670
USD	37,164,383	NOK	211,821,000	Royal Bank of Scotland Group Plc	7/18/12	1,581,101
USD	1,236,965	NOK	7,104,000	UBS AG	7/18/12	43,582
USD	423,457	SEK	2,866,000	Deutsche Bank AG	7/18/12	9,442
USD	1,018,232	SGD	1,259,000	Citigroup, Inc.	7/18/12	24,354
USD	23,113,944	SGD	29,095,000	Deutsche Bank AG	7/18/12	145,821

Total						$5,700,133

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$12,611,035	–	–	$12,611,035
Australia	–	$60,666,433	–	60,666,433
Belgium	–	18,194,944	–	18,194,944
Bermuda	–	12,622,011	–	12,622,011
Brazil	66,558,725	–	–	66,558,725
Canada	97,827,139	–	–	97,827,139
China	1,586,724	40,682,081	–	42,268,805
France	–	85,331,246	–	85,331,246
Germany	–	130,922,089	–	130,922,089
Gibraltar	–	1,444,380	–	1,444,380
Hong Kong	7,983,360	55,615,917	–	63,599,277
India	–	13,432,029	–	13,432,029
Indonesia	–	14,140,466	–	14,140,466
Ireland	16,191,110	19,264,088	–	35,455,198
Israel	6,736,352	–	–	6,736,352
Italy	–	22,480,215	–	22,480,215
Japan	–	263,023,788	–	263,023,788
Luxembourg	–	13,475,837	–	13,475,837
Malaysia	–	8,232,262	–	8,232,262
Mexico	27,221,322	–	–	27,221,322
Netherlands	2,629,413	86,616,404	–	89,245,817
Norway	–	17,082,703	$20,776	17,103,479
Singapore	16,240,155	42,399,844	–	58,639,999
South Africa	–	9,731,996	–	9,731,996
South Korea	–	16,837,901	–	16,837,901
Spain	–	14,154,145	–	14,154,145
Sweden	–	24,214,099	–	24,214,099
Switzerland	–	60,375,623	–	60,375,623
Taiwan	7,994,755	23,107,178	–	31,101,933
Thailand	8,412,783	–	–	8,412,783
United Kingdom	22,076,212	235,106,742	–	257,182,954
United States	1,809,687	–	–	1,809,687
Short- Term Securities	37,471,529	1,480,659	–	38,952,188

Total	$333,350,301	$1,290,635,080	$20,776	$1,624,006,157

12	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$ 4,024	$12,868,036	–	$12,872,060
Liabilities:
Foreign currency exchange contracts	–	(7,171,927)	–	(7,171,927)
Total	$ 4,024	$5,696,109	–	$5,700,133

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,726,966	–	–	$2,726,966
Foreign currency	29,941,698	–	–	29,941,698
Liabilities:
Collateral on securities loaned at value	–	$(1,480,659)	–	(1,480,659)

Total	$32,668,664	$(1,480,659)	–	$31,188,005

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK FUNDS	JUNE 30, 2012	13

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology – 0.5%
Biogen Idec, Inc. (a)	6,137	$886,060
Communications Equipment – 6.8%
Cisco Systems, Inc.	239,303	4,108,833
Polycom, Inc. (a)	126,650	1,332,358
QUALCOMM, Inc.	121,646	6,773,249

		12,214,440
Computers & Peripherals – 14.6%
Apple, Inc. (a)	38,397	22,423,848
EMC Corp. (a)	7,399	189,636
NetApp, Inc. (a)	113,000	3,595,660

		26,209,144
Diversified Consumer Services – 0.1%
New Oriental Education & Technology Group, Inc. - ADR (a)	6,600	161,700
Electronic Equipment, Instruments & Components – 3.6%
Amphenol Corp., Class A	33,500	1,839,820
Avnet, Inc. (a)	57,600	1,777,536
Jabil Circuit, Inc.	133,493	2,713,913
TE Connectivity Ltd.	2,800	89,348

		6,420,617
Internet & Catalog Retail – 4.5%
Amazon.com, Inc. (a)	24,500	5,594,575
priceline.com, Inc. (a)	3,590	2,385,627

		7,980,202
Internet Software & Services – 7.0%
Baidu, Inc. - ADR (a)	1,550	178,219
eBay, Inc. (a)	147,000	6,175,470
Google, Inc., Class A (a)	4,675	2,711,827
MercadoLibre, Inc. (b)	4,258	322,756
Rackspace Hosting, Inc. (a)(b)	3,700	162,578
Tencent Holdings Ltd.	39,600	1,169,439
Web.com Group, Inc. (a)(b)	95,471	1,749,029

		12,469,318
IT Services – 23.8%
Accenture Plc, Class A	31,400	1,886,826
Alliance Data Systems Corp. (a)(b)	21,100	2,848,500
Automatic Data Processing, Inc.	65,401	3,640,220
Cognizant Technology Solutions Corp., Class A (a)	57,750	3,465,000
Fidelity National Information Services, Inc.	54,800	1,867,584
Fiserv, Inc. (a)(b)	53,500	3,863,770
International Business Machines Corp.	48,300	9,446,514
Jack Henry & Associates, Inc.	31,231	1,078,094
Mastercard, Inc., Class A	8,900	3,827,979
Paychex, Inc.	112,400	3,530,484
Teradata Corp. (a)	25,463	1,833,591
Visa, Inc., Class A	32,000	3,956,160
The Western Union Co.	77,908	1,311,971

		42,556,693
Semiconductors & Semiconductor Equipment – 20.2%
Altera Corp.	95,937	3,246,508
ASML Holding NV	34,677	1,780,879
Avago Technologies Ltd.	104,060	3,735,754
Broadcom Corp., Class A (a)	141,600	4,786,080
Fairchild Semiconductor International, Inc. (a)(b)	137,392	1,937,227
Infineon Technologies AG	123,575	836,383
Intel Corp.	133,900	3,568,435
KLA-Tencor Corp.	58,485	2,880,386
Lam Research Corp. (a)(b)	47,047	1,775,554
Linear Technology Corp.	90,341	2,830,384

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Maxim Integrated Products, Inc.	107,500	$2,756,300
NXP Semiconductor NV	4,265	99,161
Samsung Electronics Co. Ltd.	975	1,032,513
Skyworks Solutions, Inc. (a)	9,932	271,839
Texas Instruments, Inc.	61,200	1,755,828
Xilinx, Inc.	82,900	2,782,953

		36,076,184
Software – 16.6%
ACI Worldwide, Inc. (a)(b)	98,300	4,345,843
Autodesk, Inc. (a)	50,300	1,759,997
Citrix Systems, Inc. (a)(b)	34,091	2,861,599
CommVault Systems, Inc. (a)	73,274	3,632,192
Concur Technologies, Inc. (a)	26,890	1,831,209
Fortinet, Inc. (a)	25,293	587,303
Intuit, Inc.	31,000	1,839,850
MICROS Systems, Inc. (a)(b)	68,244	3,494,093
Microsoft Corp.	60,517	1,851,215
MicroStrategy, Inc., Class A (a)	10,068	1,307,430
QLIK Technologies, Inc. (a)	4,050	89,586
Red Hat, Inc. (a)	40,782	2,303,367
Salesforce.com, Inc. (a)(b)	1,400	193,564
ServiceNow, Inc. (a)	50,800	1,249,680
SolarWinds, Inc. (a)	25,522	1,111,738
TIBCO Software, Inc. (a)	33,823	1,011,984
VMware, Inc., Class A (a)	1,983	180,532

		29,651,182
Total Long-Term Investments (Cost – $156,860,641) – 97.7%		174,625,540

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	5,686,015	5,686,015
	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.26% (c)(d)(e)	$13,110	13,110,498
Total Short-Term Securities (Cost – $18,796,513) – 10.5%		18,796,513
Total Investments (Cost – $175,657,154*) – 108.2%		193,422,053
Liabilities in Excess of Other Assets – (8.2)%		(14,605,414)

Net Assets – 100.0%		$178,816,639

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$179,620,173

Gross unrealized appreciation.	$15,933,045
Gross unrealized depreciation.	(2,131,165)

Net unrealized appreciation	$13,801,880

14	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at June 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,191,478	(505,463)	5,686,015	$222	$5,474
BlackRock Liquidity Series, LLC Money Market Series	$8,808,582	$4,301,916	$13,110,498	–	$58,964

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrealized Appreciation (Depreciation)
EUR	491,000	USD	621,753	Citigroup, Inc.	7/03/12	$ (392)
EUR	458,000	USD	572,277	Deutsche Bank AG	7/18/12	7,413
JPY	30,000,000	USD	370,502	Deutsche Bank AG	7/18/12	4,908
USD	621,816	EUR	491,000	Citigroup, Inc.	7/18/12	357
USD	1,929,730	EUR	1,449,000	Citigroup, Inc.	7/18/12	95,731
USD	642,806	EUR	515,000	UBS AG	7/18/12	(9,029)
USD	1,122,601	HKD	8,713,000	Royal Bank of Scotland Group Plc	7/18/12	(579)
USD	364,347	JPY	30,000,000	Citigroup, Inc.	7/18/12	(11,063)
Total						$ 87,346

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$886,060	–	–	$886,060
Communications Equipment	12,214,440	–	–	12,214,440
Computers & Peripherals	26,209,144	–	–	26,209,144
Diversified Consumer Services	161,700	–	–	161,700
Electronic Equipment, Instruments & Components	6,420,617	–	–	6,420,617
Internet & Catalog Retail	7,980,202	–	–	7,980,202
Internet Software & Services	11,299,879	$1,169,439	–	12,469,318
IT Services	42,556,693	–	–	42,556,693
Semiconductors & Semiconductor Equipment	32,426,409	3,649,775	–	36,076,184
Software	29,651,182	–	–	29,651,182
Short-Term Securities	5,686,015	13,110,498	–	18,796,513
Total	$175,492,341	$17,929,712	–	$193,422,053

BLACKROCK FUNDS	JUNE 30, 2012	15

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

	Level 1		Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts			$108,409	–	$108,409
Liabilities:
Foreign currency exchange contracts		$(392)	(20,671)	–	(21,063)
Total		$(392)	$87,738	–	$87,346

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$22,713	–	–	$22,713
Foreign currency	510,235	–	–	510,235
Liabilities:
Collateral on securities loaned at value	–	$(13,110,498)	–	(13,110,498)
Total	$532,948	$(13,110,498)	–	$(12,577,550)

There were no transfers between levels during the period ended June 30, 2012.

16	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock U.S. Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 1.2%
Raytheon Co.	298	$16,841,184
Triumph Group, Inc.	270	15,198,527

		32,039,711
Airlines — 0.3%
Southwest Airlines Co.	760	7,007,062
Auto Components – 0.9%
The Goodyear Tire & Rubber Co. (a)(b)	1,188	14,030,280
Lear Corp.	220	8,311,919

		22,342,199
Automobiles – 0.5%
Tesla Motors, Inc. (a)(b)	402	12,587,967
Beverages – 0.6%
Monster Beverage Corp. (a)	214	15,265,280
Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc. (a)	250	24,785,280
ARIAD Pharmaceuticals, Inc. (a)(b)	427	7,348,463
Incyte Corp. Ltd. (a)	293	6,642,020
Medivation, Inc. (b)	60	5,456,580
Vertex Pharmaceuticals, Inc. (a)	238	13,286,592

		57,518,935
Building Products – 0.7%
Owens Corning (a)(b)	640	18,277,016
Capital Markets – 2.9%
Affiliated Managers Group, Inc. (a)(b)	262	28,664,955
Jefferies Group, Inc.	831	10,797,288
Lazard Ltd., Class A	649	16,864,911
TD Ameritrade Holding Corp.	1,143	19,436,100

		75,763,254
Chemicals – 2.7%
Celanese Corp.	427	14,789,664
Cytec Industries, Inc.	284	16,671,352
PPG Industries, Inc.	240	25,468,800
Valspar Corp.	276	14,502,987

		71,432,803
Commercial Banks – 4.1%
Associated Banc-Corp	1,191	15,710,108
Comerica, Inc.	374	11,473,256
Commerce Bancshares, Inc.	299	11,349,724
CVB Financial Corp.	937	10,916,050
Huntington Bancshares, Inc.	2,484	15,895,040
Iberiabank Corp.	275	13,878,795
KeyCorp	3,466	26,829,936

		106,052,909
Communications Equipment – 0.1%
Polycom, Inc. (a)	230	2,422,104
Computers & Peripherals – 0.8%
NetApp, Inc. (a)	674	21,453,044
Construction & Engineering – 0.3%
KBR, Inc.	296	7,319,102
Containers & Packaging – 1.3%
Crown Holdings, Inc. (a)	679	23,422,159
Rock-Tenn Co., Class A	197	10,768,170

		34,190,329
Diversified Financial Services – 0.8%
CBOE Holdings, Inc.	465	12,882,272
The NASDAQ OMX Group, Inc.	378	8,557,925

		21,440,197

Common Stocks	Shares	Value
Electric Utilities – 1.8%
FirstEnergy Corp.	383	$18,825,013
PPL Corp.	408	11,357,604
Xcel Energy, Inc.	594	16,878,381

		47,060,998
Electrical Equipment – 0.2%
Rockwell Automation, Inc.	96	6,309,655
Electronic Equipment, Instruments & Components – 1.6%
Amphenol Corp., Class A	259	14,235,264
Avnet, Inc. (a)(b)	427	13,167,962
Jabil Circuit, Inc.	659	13,398,547

		40,801,773
Energy Equipment & Services – 2.5%
Cameron International Corp. (a)	278	11,860,567
Dresser-Rand Group, Inc. (a)(b)	351	15,615,947
Oceaneering International, Inc.	240	11,462,470
Rowan Cos. Plc, Class A (a)	824	26,633,454

		65,572,438
Food & Staples Retailing – 0.8%
Whole Foods Market, Inc.	217	20,693,972
Food Products – 4.2%
DE Master Blenders 1753 NV (a)	1,482	16,712,733
The Hain Celestial Group, Inc. (a)	192	10,558,929
Post Holdings, Inc. (a)	169	5,211,141
Ralcorp Holdings, Inc. (a)	339	22,620,589
Sara Lee Corp. (a)	296	8,593,796
Smithfield Foods, Inc. (a)(b)	936	20,250,006
Snyders-Lance, Inc.	317	7,992,864
TreeHouse Foods, Inc. (a)(b)	304	18,942,389

		110,882,447
Health Care Equipment & Supplies – 3.6%
Align Technology, Inc. (a)(b)	172	5,763,184
CareFusion Corp. (a)	160	4,111,368
The Cooper Cos., Inc.	179	14,253,112
Cyberonics, Inc. (a)	34	1,539,240
DENTSPLY International, Inc.	379	14,322,428
Edwards Lifesciences Corp. (a)(b)	107	11,042,770
IDEXX Laboratories, Inc. (a)(b)	34	3,268,420
Intuitive Surgical, Inc. (a)	24	13,031,786
ResMed, Inc. (a)	164	5,113,680
Varian Medical Systems, Inc. (a)(b)	117	7,085,782
Zimmer Holdings, Inc.	215	13,843,836

		93,375,606
Health Care Providers & Services – 2.1%
Aetna, Inc.	136	5,286,251
AmerisourceBergen Corp.	90	3,537,565
Cardinal Health, Inc.	80	3,361,092
CIGNA Corp.	237	10,445,600
Henry Schein, Inc. (a)(b)	120	9,403,102
SXC Health Solutions Corp. (a)	144	14,246,556
VCA Antech, Inc. (a)(b)	389	8,552,418

		54,832,584
Health Care Technology – 0.7%
Cerner Corp. (a)(b)	219	18,110,806
Hotels, Restaurants & Leisure – 2.3%
Chipotle Mexican Grill, Inc. (a)	46	17,553,690
Penn National Gaming, Inc. (a)(b)	347	15,459,353
Starwood Hotels & Resorts Worldwide, Inc.	321	17,004,624
Wynn Resorts Ltd.	103	10,724,648

		60,742,315

BLACKROCK FUNDS	JUNE 30, 2012	17

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables – 3.0%
Jarden Corp.	514	$21,602,482
PulteGroup, Inc. (a)(b)	1,702	18,208,190
Toll Brothers, Inc. (a)(b)	550	16,360,419
Tupperware Brands Corp.	277	15,163,044
Whirlpool Corp.	124	7,608,304

		78,942,439
Household Products – 0.8%
The Clorox Co.	284	20,549,656
Independent Power Producers & Energy Traders – 0.6%
Calpine Corp. (a)	918	15,152,878
Insurance – 4.5%
AON Plc	404	18,880,408
Brown & Brown, Inc.	526	14,344,020
Hartford Financial Services Group, Inc.	1,080	19,047,452
PartnerRe Ltd.	38	2,842,998
The Progressive Corp.	1,091	22,725,530
Reinsurance Group of America, Inc.	248	13,201,401
RenaissanceRe Holdings Ltd.	364	27,698,044

		118,739,853
Internet Software & Services – 0.2%
Equinix, Inc. (a)	34	5,919,405
IT Services – 4.6%
Alliance Data Systems Corp. (a)	166	22,464,000
Fidelity National Information Services, Inc.	718	24,479,664
Fiserv, Inc. (a)(b)	386	27,855,254
Paychex, Inc.	664	20,868,804
Teradata Corp. (a)	208	14,991,474
The Western Union Co.	585	9,858,422

		120,517,618
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	117	4,584,998
Life Technologies Corp. (a)	96	4,314,541

		8,899,539
Machinery – 4.6%
CNH Global NV (a)	154	5,968,896
Eaton Corp.	193	7,651,443
Ingersoll-Rand Plc	710	29,960,454
Joy Global, Inc.	219	12,406,851
Parker Hannifin Corp.	258	19,827,352
Snap-On, Inc.	281	17,461,125
Stanley Black & Decker, Inc.	412	26,518,894

		119,795,015
Media – 1.7%
Charter Communications, Inc., Class A (a)	201	14,211,561
Liberty Global, Inc., Class A (a)	581	28,820,141

		43,031,702
Metals & Mining – 0.3%
Nucor Corp.	177	6,712,090
Multiline Retail – 2.7%
Dollar Tree, Inc. (a)	496	26,665,755
Macy’s, Inc.	724	24,869,400
Nordstrom, Inc.	362	17,977,842

		69,512,997
Multi-Utilities – 3.7%
Alliant Energy Corp.	431	19,658,898
CenterPoint Energy, Inc.	1,003	20,727,876
CMS Energy Corp.	842	19,794,050
Sempra Energy	258	17,784,816

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Wisconsin Energy Corp.	452	$17,897,511

		95,863,151
Oil, Gas & Consumable Fuels – 5.2%
Cabot Oil & Gas Corp.	434	17,099,600
Concho Resources, Inc. (a)(b)	181	15,415,232
EQT Corp.	379	20,320,407
Kosmos Energy Ltd.	1,471	16,255,655
Pioneer Natural Resources Co.	174	15,383,824
Range Resources Corp.	328	20,305,734
Southwestern Energy Co. (a)(b)	352	11,239,360
Whiting Petroleum Corp. (a)	475	19,511,440

		135,531,252
Paper & Forest Products – 1.1%
International Paper Co.	1,019	29,459,290
Personal Products – 0.2%
Avon Products, Inc.	347	5,616,765
Pharmaceuticals – 1.7%
Elan Corp. Plc - ADR (a)	296	4,324,476
Endo Health Solutions, Inc. (a)	267	8,268,562
Forest Laboratories, Inc. (a)	187	6,553,627
Perrigo Co.	95	11,144,385
Watson Pharmaceuticals, Inc. (a)	184	13,643,756

		43,934,806
Professional Services – 1.1%
Equifax, Inc.	418	19,483,460
Manpower, Inc.	280	10,243,675

		29,727,135
Real Estate Investment Trusts (REITs) – 6.3%
Essex Property Trust, Inc. (b)	218	33,539,168
Federal Realty Investment Trust (b)	368	38,273,893
Health Care REIT, Inc. (b)	234	13,659,690
Hospitality Properties Trust (b)	1,117	27,660,659
Rayonier, Inc. (b)	680	30,552,205
SL Green Realty Corp. (b)	273	21,865,400

		165,551,015
Real Estate Management & Development – 0.5%
CBRE Group, Inc. (a)	861	14,085,027
Road & Rail – 1.4%
Kansas City Southern	96	6,705,584
Ryder System, Inc.	616	22,174,958
Swift Transportation Co. (a)(b)	684	6,466,919

		35,347,461
Semiconductors & Semiconductor Equipment – 4.0%
Altera Corp.	410	13,857,480
Avago Technologies Ltd.	403	14,461,489
Fairchild Semiconductor International, Inc. (a)	632	8,918,010
KLA-Tencor Corp.	289	14,248,025
Lam Research Corp. (a)	109	4,116,415
Linear Technology Corp.	511	16,009,630
Maxim Integrated Products, Inc.	697	17,858,260
Skyworks Solutions, Inc. (a)	25	687,863
Xilinx, Inc.	421	14,126,256

		104,283,428
Software – 3.0%
Autodesk, Inc. (a)(b)	452	15,800,994
Citrix Systems, Inc. (a)	172	14,437,680
CommVault Systems, Inc. (a)	348	17,226,120
Intuit, Inc.	229	13,614,890

18	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software (concluded)
Red Hat, Inc. (a)	200	$11,300,914
TIBCO Software, Inc. (a)	227	6,788,728

		79,169,326
Specialty Retail – 4.1%
Abercrombie & Fitch Co., Class A	179	6,117,888
American Eagle Outfitters, Inc.	693	13,666,971
The Gap, Inc.	504	13,794,912
Guess?, Inc.	380	11,546,674
O’Reilly Automotive, Inc. (a)(b)	267	22,374,967
Ross Stores, Inc.	500	31,203,765
rue21, Inc. (a)(b)	268	6,771,892
Tilly’s, Inc., Class A (a)	112	1,789,575

		107,266,644
Textiles, Apparel & Luxury Goods – 2.1%
Coach, Inc.	183	10,707,688
PVH Corp. (b)	273	21,228,891
Tumi Holdings, Inc. (a)	191	3,347,750
VF Corp.	155	20,698,095

		55,982,424
Trading Companies & Distributors – 0.7%
United Rentals, Inc. (a)(b)	510	17,367,208
Wireless Telecommunication Services – 1.5%
NII Holdings, Inc. (a)	339	3,471,039
SBA Communications Corp., Class A (a)(b)	628	35,798,875

		39,269,914
Total Long-Term Investments (Cost – $2,327,236,579) – 99.1%		2,589,722,544

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	49,041,793	$49,041,793
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (c)(d)(e)	$321,482	321,482,070
Total Short-Term Securities (Cost – $370,523,863) – 14.2%		370,523,863
Total Investments (Cost – $2,697,760,442*) – 113.3%		2,960,246,407
Liabilities in Excess of Other Assets – (13.3)%		(346,738,214)

Net Assets – 100.0%		$2,613,508,193

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,717,123,123

Gross unrealized appreciation	$350,539,853
Gross unrealized depreciation	(107,416,569)

Net unrealized appreciation	$243,123,284

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at June 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	187,421,477	(138,379,684)	49,041,793	$1,359	$ 97,078
BlackRock Liquidity Series, LLC Money Market Series	$274,382,587	$ 47,099,483	$321,482,070	–	$1,171,463

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	JUNE 30, 2012	19

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,589,722,544	–	–	$2,589,722,544
Short-Term Securities	49,041,793	$321,482,070	–	370,523,863
Total	$2,638,764,337	$321,482,070	–	$2,960,246,407

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$22,705	–	–	$22,705
Liabilities:
Collateral on securities loaned at value	–	$(321,482,070)	–	(321,482,070)
Total	$22,705	$(321,482,070)	–	$(321,459,365)

There were no transfers between levels during the period ended June 30, 2012.

20	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a) – 0.6%	Shares	Value
iShares Cohen & Steers Realty Majors Index Fund	21,100	$1,659,304

Common Stocks
Aerospace & Defense – 2.3%
BE Aerospace, Inc. (b)	119,300	5,208,638
TransDigm Group, Inc. (b)(c)	11,300	1,517,590

		6,726,228
Airlines – 0.7%
United Continental Holdings, Inc. (b)	87,600	2,131,308
Auto Components – 2.1%
Dana Holding Corp.	198,700	2,545,347
Lear Corp.	94,400	3,561,712

		6,107,059
Automobiles – 1.2%
Harley-Davidson, Inc.	76,200	3,484,626
Biotechnology – 3.2%
Acorda Therapeutics, Inc. (b)(c)	57,572	1,356,396
Alkermes Plc	103,100	1,749,607
Amarin Corp. Plc - ADR (b)	64,998	939,871
Cubist Pharmaceuticals, Inc. (b)(c)(d)	140,840	5,339,244

		9,385,118
Capital Markets – 1.7%
Affiliated Managers Group, Inc. (b)(c)	22,500	2,462,625
Lazard Ltd., Class A	93,400	2,427,466

		4,890,091
Chemicals – 5.9%
Airgas, Inc.	55,200	4,637,352
Ashland, Inc.	69,600	4,823,976
Celanese Corp.	42,100	1,457,502
CF Industries Holdings, Inc.	15,000	2,906,100
Ecolab, Inc.	26,700	1,829,751
LyondellBasell Industries NV, Class A	39,100	1,574,557

		17,229,238
Commercial Banks – 1.5%
First Republic Bank (c)	81,300	2,731,680
SVB Financial Group (b)	26,100	1,532,592

		4,264,272
Commercial Services & Supplies – 1.0%
ACCO Brands Corp. (b)	273,200	2,824,888
Communications Equipment – 1.6%
Ciena Corp. (b)(c)	213,100	3,488,447
F5 Networks, Inc. (b)	10,100	1,005,556

		4,494,003
Computers & Peripherals – 0.9%
NetApp, Inc. (b)	81,700	2,599,694

Common Stocks	Shares	Value
Diversified Financial Services – 1.7%
IntercontinentalExchange, Inc. (b)	35,400	$4,813,692
Electrical Equipment – 1.4%
AMETEK, Inc.	79,650	3,975,331
Energy Equipment & Services – 0.6%
Superior Energy Services, Inc. (b)	90,100	1,822,723
Food & Staples Retailing – 2.0%
Whole Foods Market, Inc.	60,900	5,804,988
Food Products – 4.6%
Flowers Foods, Inc.	189,900	4,411,377
Green Mountain Coffee Roasters, Inc. (b)	89,600	1,951,488
The Hain Celestial Group, Inc. (b)	54,800	3,016,192
The Hershey Co.	57,000	4,105,710

		13,484,767
Health Care Equipment & Supplies – 4.7%
Boston Scientific Corp. (b)	1,069,900	6,066,333
DENTSPLY International, Inc.	65,400	2,472,774
Hologic, Inc. (b)	291,500	5,258,660

		13,797,767
Health Care Providers & Services – 0.6%
Humana, Inc.	23,500	1,819,840
Hotels, Restaurants & Leisure – 2.0%
Brinker International, Inc.	93,000	2,963,910
Starwood Hotels & Resorts Worldwide, Inc.	56,000	2,970,240

		5,934,150
Insurance – 1.1%
RenaissanceRe Holdings Ltd.	42,100	3,200,021
Internet & Catalog Retail – 1.1%
priceline.com, Inc. (b)	4,800	3,189,696
Internet Software & Services – 0.6%
Rackspace Hosting, Inc. (b)(c)	41,800	1,836,692
IT Services – 6.4%
Alliance Data Systems Corp. (b)(c)	34,900	4,711,500
Gartner, Inc. (b)(c)	87,200	3,753,960
Genpact Ltd.	173,400	2,883,642
MAXIMUS, Inc.	38,973	2,016,853
Teradata Corp. (b)	71,000	5,112,710

		18,478,665
Machinery – 3.6%
CNH Global NV (b)	110,300	4,286,258
Navistar International Corp. (b)	81,000	2,297,970
Terex Corp. (b)(c)	137,200	2,446,276
Timken Co.	32,200	1,474,438

		10,504,942
Media – 2.3%
AMC Networks, Inc., Class A (b)	37,900	1,347,345
CBS Corp., Class B	165,000	5,408,700

		6,756,045

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
USD	US Dollar

BLACKROCK FUNDS	JUNE 30, 2012	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining – 0.8%
Globe Specialty Metals, Inc.	176,400	$2,369,052
Multiline Retail – 3.6%
Dollar General Corp. (b)(c)	56,700	3,083,913
Dollar Tree, Inc. (b)	60,000	3,228,000
Macy’s, Inc.	117,000	4,018,950

		10,330,863
Oil, Gas & Consumable Fuels – 4.8%
Cabot Oil & Gas Corp.	69,000	2,718,600
CONSOL Energy, Inc.	102,200	3,090,528
Plains Exploration & Production Co. (b)	116,700	4,105,506
Range Resources Corp.	39,700	2,456,239
SandRidge Energy, Inc. (b)(c)	241,700	1,616,973

		13,987,846
Paper & Forest Products – 1.0%
International Paper Co.	104,100	3,009,531
Pharmaceuticals – 10.1%
Elan Corp. Plc - ADR (b)	263,900	3,850,301
Endo Health Solutions, Inc. (b)	90,700	2,809,886
Jazz Pharmaceuticals, Inc. (b)	119,861	5,394,944
Teva Pharmaceutical Industries Ltd. - ADR	224,000	8,834,560
ViroPharma, Inc. (b)(c)	219,871	5,210,943
Warner Chilcott Plc, Class A (b)	185,000	3,315,200

		29,415,834
Professional Services – 3.5%
IHS, Inc., Class A (b)(c)	58,300	6,280,659
Robert Half International, Inc.	136,400	3,896,948

		10,177,607
Real Estate Investment Trusts (REITs) – 0.9%
DuPont Fabros Technology, Inc. (c)	90,500	2,584,680
Semiconductors & Semiconductor Equipment – 6.1%
Analog Devices, Inc.	123,200	4,640,944
Avago Technologies Ltd.	107,100	3,844,890
Broadcom Corp., Class A (b)	126,100	4,262,180
ON Semiconductor Corp. (b)	423,800	3,008,980
Xilinx, Inc.	60,700	2,037,699

		17,794,693
Software – 5.0%
Citrix Systems, Inc. (b)	19,500	1,636,830
Intuit, Inc.	99,200	5,887,520
QLIK Technologies, Inc. (b)(c)	88,700	1,962,044
Sourcefire, Inc. (b)(c)	15,380	790,532
TiVo, Inc. (b)	498,000	4,118,460

		14,395,386
Specialty Retail – 6.1%
Dick’s Sporting Goods, Inc.	45,900	2,203,200
Express, Inc. (b)	163,200	2,965,344
GameStop Corp., Class A	137,466	2,523,876
The Gap, Inc.	74,300	2,032,848
Limited Brands, Inc.	84,100	3,576,773
TJX Cos., Inc.	106,200	4,559,166

		17,861,207

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods – 1.5%
Fossil, Inc. (b)(c)	32,300	$2,472,242
Wolverine World Wide, Inc.	51,700	2,004,926

		4,477,168
Total Common Stocks – 98.2%		285,959,711

Warrants (e)
Pharmaceuticals – 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 1.77)	81,252	–
Total Long-Term Investments (Cost – $255,187,408) – 98.8%		287,619,015

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (a)(f)	1,397,007	1,397,007

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (a)(f)(g)	$35,614	35,614,169
Total Short-Term Securities (Cost – $37,011,176) – 12.7%		37,011,176
Total Investments Before Options Written (Cost – $292,198,584*) – 111.5%		324,630,191

Options Written	Contracts
Exchange-Traded Call Options Written
Cubist Pharmaceuticals, Inc., Strike Price USD 41, Expires 8/18/12	140	(8,050)
Cubist Pharmaceuticals, Inc., Strike Price USD 43, Expires 7/21/12	225	(2,250)
Total Options Written (Premiums Received – $32,580) – (0.0)%		(10,300)
Total Investments Net of Options Written – 111.5%		324,619,891
Liabilities in Excess of Other Assets – (11.5)%		(33,600,753)

Net Assets – 100.0%		$291,019,138

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$294,444,760

Gross unrealized appreciation	$47,163,975
Gross unrealized depreciation	(16,978,544)

Net unrealized appreciation	$30,185,431

2	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,900,843	–		8,503,836	[1]	1,397,007	$1,397,007	$4,619
BlackRock Liquidity Series, LLC Money Market Series	$24,618,918	$10,995,251	[2]	–		$35,614,169	$35,614,169	$94,377
iShares Cohen & Steers Realty Majors Index Fund	–	21,100		–		21,100	$1,659,304	–
[1]	Represents net shares sold.
[2]	Represents net beneficial interest purchased.

(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$287,619,015	–	–	$287,619,015
Short-Term Securities	1,397,007	$35,614,169	–	37,011,176

Total	$289,016,022	$35,614,169	–	$324,630,191

1 See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(10,300)	–	–	$(10,300)

[2]	Derivative financial instruments are options written which are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$7	–	–	$7
Liabilities:
Collateral on securities loaned at value	–	$(35,614,169)	–	(35,614,169)

Total	$7	$(35,614,169)	–	$(35,614,162)

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK FUNDS	JUNE 30, 2012	3

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Flexible Equity Fund (formerly BlackRock Mid-Cap Value Equity Portfolio) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 1.3%
Spirit AeroSystems Holdings, Inc., Class A (a)	487,900	$11,626,657
Auto Components – 3.4%
Dana Holding Corp.	987,922	12,655,281
The Goodyear Tire & Rubber Co. (a)(b)	903,800	10,673,878
Lear Corp.	222,400	8,391,152

		31,720,311
Beverages – 1.3%
Coca-Cola Enterprises, Inc.	445,600	12,494,624
Building Products – 1.0%
Fortune Brands Home & Security, Inc. (a)	404,920	9,017,568
Capital Markets – 2.3%
Ameriprise Financial, Inc.	203,440	10,631,774
Freedom Pay, Inc. (a)	43,051	–
Invesco Ltd.	485,600	10,974,560

		21,606,334
Chemicals – 2.0%
Ashland, Inc.	261,500	18,124,565
Commercial Banks – 4.1%
Comerica, Inc.	486,610	14,943,793
M&T Bank Corp.	168,500	13,913,045
SunTrust Banks, Inc.	379,960	9,206,431

		38,063,269
Communications Equipment – 1.0%
Comverse Technology, Inc. (a)	1,540,850	8,967,747
Computers & Peripherals – 1.3%
Seagate Technology Plc	144,790	3,580,657
Western Digital Corp. (a)	274,560	8,368,589

		11,949,246
Construction & Engineering – 1.2%
Jacobs Engineering Group, Inc. (a)	283,410	10,729,903
Consumer Finance – 1.1%
Discover Financial Services	293,620	10,153,380
Containers & Packaging – 2.2%
Crown Holdings, Inc. (a)	389,600	13,437,304
Rock-Tenn Co., Class A	128,450	7,006,947

		20,444,251
Diversified Financial Services – 1.3%
NYSE Euronext, Inc.	453,560	11,602,065
Diversified Telecommunication Services – 1.6%
CenturyLink, Inc.	386,390	15,258,541
Electric Utilities – 9.7%
American Electric Power Co., Inc.	380,630	15,187,137
Edison International Co.	325,870	15,055,194
Northeast Utilities	399,950	15,522,059
NV Energy, Inc.	594,670	10,454,299
PPL Corp.	611,163	16,996,443
Westar Energy, Inc.	567,350	16,992,133

		90,207,265
Electronic Equipment, Instruments & Components – 2.5%
Ingram Micro, Inc., Class A (a)	435,010	7,599,625
TE Connectivity Ltd.	491,820	15,693,976

		23,293,601

Common Stocks	Shares	Value
Energy Equipment & Services – 1.9%
Nabors Industries Ltd.	697,880	$10,049,472
National Oilwell Varco, Inc.	117,010	7,540,124

		17,589,596
Food Products – 3.2%
H.J. Heinz Co.	137,800	7,493,564
The J.M. Smucker Co.	175,070	13,221,286
TreeHouse Foods, Inc. (a)(b)	141,910	8,839,574

		29,554,424
Health Care Equipment & Supplies – 0.7%
Boston Scientific Corp. (a)	1,144,670	6,490,279
Health Care Providers & Services – 6.0%
AmerisourceBergen Corp.	387,250	15,238,287
CIGNA Corp.	251,810	11,079,640
Tenet Healthcare Corp. (a)	1,471,540	7,710,870
Universal Health Services, Inc., Class B	290,420	12,534,527
WellPoint, Inc.	144,680	9,229,137

		55,792,461
Hotels, Restaurants & Leisure – 2.0%
Gaylord Entertainment Co. (a)(b)	292,556	11,280,959
Wynn Resorts Ltd.	68,140	7,067,481

		18,348,440
Household Durables – 0.7%
MDC Holdings, Inc.	186,130	6,080,867
Independent Power Producers & Energy Traders – 1.1%
NRG Energy, Inc. (a)	602,210	10,454,366
Insurance – 10.4%
AON Plc	258,770	12,105,261
AXIS Capital Holdings Ltd.	537,460	17,494,323
Lincoln National Corp.	521,101	11,396,479
Loews Corp.	509,450	20,841,599
RenaissanceRe Holdings Ltd.	221,180	16,811,892
XL Group Plc	861,050	18,116,492

		96,766,046
Internet Software & Services – 0.9%
Yahoo!, Inc. (a)	536,560	8,493,745
IT Services – 1.4%
Broadridge Financial Solutions, Inc.	599,252	12,746,090
Machinery – 3.6%
Parker Hannifin Corp.	141,970	10,914,654
Stanley Black & Decker, Inc.	161,200	10,374,832
Timken Co.	254,780	11,666,376

		32,955,862
Metals & Mining – 0.8%
Coeur d’Alene Mines Corp. (a)	188,930	3,317,611
Freeport-McMoRan Copper & Gold, Inc.	116,420	3,966,429

		7,284,040
Multiline Retail – 1.0%
Macy’s, Inc.	271,720	9,333,582
Multi-Utilities – 1.1%
Wisconsin Energy Corp.	264,480	10,465,474
Office Electronics – 1.1%
Xerox Corp.	1,325,030	10,427,986

4	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Flexible Equity Fund (formerly BlackRock Mid-Cap Value Equity Portfolio) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels – 4.5%
Alpha Natural Resources, Inc. (a)	248,910	$2,168,006
Denbury Resources, Inc. (a)	545,980	8,249,758
EQT Corp.	125,170	6,712,867
Noble Energy, Inc.	117,440	9,961,261
Valero Energy Corp.	349,490	8,440,183
Whiting Petroleum Corp. (a)	157,550	6,478,456

		42,010,531
Pharmaceuticals – 1.4%
Forest Laboratories, Inc. (a)	366,840	12,835,732
Professional Services – 1.1%
Towers Watson & Co., Class A	167,427	10,028,877
Real Estate Investment Trusts (REITs) – 7.5%
BioMed Realty Trust, Inc.	906,600	16,935,288
CubeSmart	818,206	9,548,464
Duke Realty Corp. (b)	603,260	8,831,726
DuPont Fabros Technology, Inc. (b)	304,400	8,693,664
Kilroy Realty Corp. (REIT)	206,660	10,004,411
Vornado Realty Trust	182,300	15,309,554

		69,323,107
Real Estate Management & Development – 0.9%
Forestar Group, Inc. (a)(b)	677,957	8,684,629
Road & Rail – 1.2%
Hertz Global Holdings, Inc. (a)(b)	899,890	11,518,592
Semiconductors & Semiconductor Equipment – 2.2%
Analog Devices, Inc.	158,440	5,968,435
ON Semiconductor Corp. (a)	2,030,101	14,413,717

		20,382,152
Software – 0.7%
Take-Two Interactive Software, Inc. (a)(b)	687,950	6,508,007
Specialty Retail – 3.8%
Abercrombie & Fitch Co., Class A	405,360	13,838,990
Ascena Retail Group, Inc. (a)	451,120	8,399,854
Staples, Inc.	646,260	8,433,693
Williams-Sonoma, Inc.	134,900	4,717,453

		35,389,990
Textiles, Apparel & Luxury Goods – 0.4%
PVH Corp.	52,680	4,097,977
Thrifts & Mortgage Finance – 2.8%
Capitol Federal Financial, Inc.	1,234,854	14,670,066
People’s United Financial, Inc.	1,006,970	11,690,922

		26,360,988
Total Long-Term Investments (Cost – $845,525,655) – 99.7%		925,183,167

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	5,847,246	$5,847,246
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (c)(d)(e)	$61,165	61,165,171
Total Short-Term Securities (Cost – $67,012,417) – 7.2%		67,012,417
Total Investments (Cost – $912,538,072*) – 106.9%		992,195,584
Liabilities in Excess of Other Assets – (6.9)%		(63,694,909)
Net Assets – 100.0%		$928,500,675

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$943,325,738

Gross unrealized appreciation	$73,327,759
Gross unrealized depreciation	(24,457,913)

Net unrealized appreciation	$48,869,846

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

BLACKROCK FUNDS	JUNE 30, 2012	5

Schedule of Investments (concluded)	BlackRock Flexible Equity Fund (formerly BlackRock Mid-Cap Value Equity Portfolio)

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at June 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,687,713	(7,840,467)	5,847,246	$180	$10,252
BlackRock Liquidity Series, LLC Money Market Series	$73,910,690	$(12,745,519)	$61,165,171	–	$93,133

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$925,183,167	–	–	$925,183,167
Short-Term Securities	5,847,246	$61,165,171	–	67,012,417
Total	$931,030,413	$61,165,171	–	$992,195,584

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,022,923	–	–	$2,022,923
Liabilities:
Collateral on securities loaned at value	–	$(61,165,171)	–	(61,165,171)
Total	$2,022,923	$(61,165,171)	–	$(59,142,248)

There were no transfers between levels during the period ended June 30, 2012.

6	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 3.6%
BE Aerospace, Inc. (a)(b)	381,236	$16,644,764
Orbital Sciences Corp. (a)(b)	1,288,685	16,649,810
TransDigm Group, Inc. (a)(b)	107,800	14,477,540

		47,772,114
Auto Components – 1.1%
Cooper Tire & Rubber Co.	69,659	1,221,819
Dana Holding Corp.	1,004,052	12,861,906

		14,083,725
Biotechnology – 10.4%
Acorda Therapeutics, Inc. (a)(b)	1,246,695	29,372,134
Alkermes Plc	1,361,600	23,106,352
Amarin Corp. Plc - ADR (a)(b)	240,320	3,475,027
BioSpecifics Technologies Corp. (a)(c)	763,967	14,347,300
Cubist Pharmaceuticals, Inc. (a)(b)(d)	1,043,696	39,566,515
Gentium SpA - ADR (a)(c)	3,042,288	28,141,164

		138,008,492
Building Products – 1.0%
Trex Co., Inc. (a)(b)	438,994	13,209,329
Chemicals – 1.6%
Ferro Corp. (a)(b)	2,968,767	14,250,082
Georgia Gulf Corp.	244,600	6,278,882

		20,528,964
Commercial Services & Supplies – 2.5%
ACCO Brands Corp. (a)	3,182,422	32,906,243
Communications Equipment – 1.5%
Ciena Corp. (a)	810,900	13,274,433
Ixia (a)	537,800	6,464,356

		19,738,789
Consumer Finance – 2.5%
DFC Global Corp. (a)(b)	1,766,591	32,558,272
Diversified Telecommunication Services – 1.6%
Cbeyond, Inc. (a)(b)(c)	3,036,887	20,559,725
Energy Equipment & Services – 1.5%
Hornbeck Offshore Services, Inc. (a)(b)	357,908	13,879,672
Superior Energy Services, Inc. (a)	292,336	5,913,957

		19,793,629
Food & Staples Retailing – 1.2%
The Fresh Market, Inc. (a)	119,400	6,403,422
United Natural Foods, Inc. (a)(b)	162,500	8,914,750

		15,318,172
Food Products – 3.2%
Annie’s, Inc. (a)	270,900	11,339,874
Darling International, Inc. (a)(b)	439,700	7,250,653
The Hain Celestial Group, Inc. (a)	313,400	17,249,536
Sanderson Farms, Inc.	132,245	6,059,466

		41,899,529
Health Care Equipment & Supplies – 4.7%
ArthroCare Corp. (a)	641,943	18,796,091
GenMark Diagnostics, Inc. (a)	579,169	2,513,593
Hologic, Inc. (a)	1,083,600	19,548,144
MAKO Surgical Corp. (a)(b)	812,400	20,805,564

		61,663,392

Common Stocks	Shares	Value
Health Care Providers & Services – 0.6%
Lincare Holdings, Inc.	250,400	$8,518,608
Health Care Technology – 1.6%
Epocrates, Inc. (a)(b)(c)	2,558,746	20,521,143
Hotels, Restaurants & Leisure – 2.0%
Brinker International, Inc.	63,120	2,011,634
Caribou Coffee Co., Inc. (a)(c)	1,854,901	23,946,772

		25,958,406
Household Durables – 0.3%
Skullcandy, Inc. (a)(b)	306,217	4,332,971
Internet Software & Services – 3.5%
DealerTrack Holdings, Inc. (a)(b)	651,400	19,613,654
NIC, Inc.	2,149,851	27,303,108

		46,916,762
IT Services – 6.7%
ExlService Holdings, Inc. (a)(c)	1,673,454	41,233,907
Global Cash Access Holdings, Inc. (a)	2,568,608	18,519,664
MAXIMUS, Inc.	195,393	10,111,588
WNS Holdings Ltd. - ADR (a)	1,297,827	12,627,857
Wright Express Corp. (a)(b)	105,200	6,492,944

		88,985,960
Leisure Equipment & Products – 1.1%
Brunswick Corp.	681,300	15,138,486
Machinery – 3.9%
Altra Holdings, Inc. (b)	320,985	5,065,143
Tennant Co.	184,400	7,366,780
Terex Corp. (a)	486,190	8,668,768
Titan International, Inc.	463,700	11,374,561
Wabash National Corp. (a)(b)	2,973,105	19,681,955

		52,157,207
Media – 2.3%
National CineMedia, Inc.	1,990,413	30,194,565
Metals & Mining – 1.0%
Globe Specialty Metals, Inc.	1,024,527	13,759,398
Oil, Gas & Consumable Fuels – 4.7%
Cheniere Energy, Inc. (a)	456,700	6,731,758
Energy XXI Bermuda Ltd.	532,748	16,669,685
Kodiak Oil & Gas Corp. (a)(b)	754,103	6,191,186
Magnum Hunter Resources Corp. (a)(b)	1,229,031	5,137,350
McMoRan Exploration Co. (a)(b)	567,142	7,185,689
SandRidge Energy, Inc. (a)(b)	998,741	6,681,577
Swift Energy Co. (a)(b)	698,795	13,004,575

		61,601,820
Paper & Forest Products – 2.6%
KapStone Paper and Packaging Corp. (a)	733,063	11,619,049
Schweitzer-Mauduit International, Inc.	336,784	22,948,462

		34,567,511
Personal Products – 0.5%
Elizabeth Arden, Inc. (a)	172,200	6,683,082
Pharmaceuticals – 8.3%
Elan Corp. Plc - ADR (a)	875,875	12,779,016
Jazz Pharmaceuticals, Inc. (a)	892,362	40,165,214
ViroPharma, Inc. (a)(b)	1,870,307	44,326,276

BLACKROCK FUNDS	JUNE 30, 2012	7

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Warner Chilcott Plc, Class A (a)	714,360	$12,801,331

		110,071,837
Professional Services – 4.0%
The Corporate Executive Board Co.	161,325	6,594,966
CoStar Group, Inc. (a)(b)	414,336	33,644,083
On Assignment, Inc. (a)(b)	801,931	12,798,819

		53,037,868
Real Estate Investment Trusts (REITs) – 0.4%
Education Realty Trust, Inc.	514,100	5,696,228
Road & Rail – 0.3%
Avis Budget Group, Inc. (a)	216,600	3,292,320
Semiconductors & Semiconductor Equipment – 3.0%
Microsemi Corp. (a)(b)	1,052,063	19,452,645
Semtech Corp. (a)(b)	807,641	19,641,829

		39,094,474
Software – 10.8%
Ellie Mae, Inc. (a)	299,883	5,397,894
Fortinet, Inc. (a)	631,711	14,668,329
Gateway Industries, Inc. (Acquired 2/11/11 through 12/27/11, cost $590,861) (a)(e)	1,317,638	3,623,503
PROS Holdings, Inc. (a)	790,079	13,289,129
QLIK Technologies, Inc. (a)(b)	634,300	14,030,716
ServiceNow, Inc. (a)	193,200	4,752,720
Sourcefire, Inc. (a)(b)	360,000	18,504,000
TiVo, Inc. (a)	5,737,134	47,446,098
Tyler Technologies, Inc. (a)(b)	230,425	9,297,649
Ultimate Software Group, Inc. (a)(b)	137,524	12,256,139

		143,266,177
Specialty Retail – 2.4%
The Children’s Place Retail Stores, Inc. (a)(b)	145,754	7,262,922
Express, Inc. (a)	728,584	13,238,371
Lumber Liquidators Holdings, Inc. (a)	341,980	11,555,504

		32,056,797
Textiles, Apparel & Luxury Goods – 1.6%
G-III Apparel Group Ltd. (a)(b)	690,982	16,369,364
Wolverine World Wide, Inc.	119,100	4,618,698

		20,988,062
Trading Companies & Distributors – 0.7%
United Rentals, Inc. (a)	288,600	9,823,944
Total Common Stocks – 98.7%		1,304,704,001

Warrants (f)
Pharmaceuticals – 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 1.77)	1,000,249	–

	Shares	Value
Total Long-Term Investments (Cost – $1,202,100,724) – 98.7%		$1,304,704,001

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (g)(h)	23,562,110	23,562,110
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (g)(h)(i)	$330,448	330,447,829
Total Short-Term Securities (Cost – $354,009,939) – 26.8%		354,009,939
Total Investments Before Options Written (Cost – $1,556,110,663*) – 125.5%		1,658,713,940

Options Written	Contracts
Exchange-Traded Call Options Written
Cubist Pharmaceuticals, Inc., Strike Price USD 41, Expires 8/18/12	1,193	(68,599)
Cubist Pharmaceuticals, Inc., Strike Price USD 43, Expires 7/21/12	1,805	(18,050)
Total Options Written (Premiums Received – $266,604) – (0.0)%		(86,649)
Total Investments Net of Options Written – 125.5%		1,658,627,291
Liabilities in Excess of Other Assets – (25.5)%		(336,577,097)
Net Assets – 100.0%		$1,322,050,194

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,567,775,250

Gross unrealized appreciation	$159,897,919
Gross unrealized depreciation	(68,959,229)

Net unrealized appreciation	$90,938,690

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

8	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

(c)	Investments in companies (whereby the Funds held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for pur- poses of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Shares Purchased	Shares Sold	Shares Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income
BioSpecifics Technologies Corp.	666,887	97,080	—	763,967	$14,347,300	—	—
Caribou Coffee Co., Inc.	1,249,470	728,851	123,420	1,854,901	$23,946,772	$376,961	—
Cbeyond, Inc.	1,923,850	1,116,221	3,184	3,036,887	$20,559,725	$(35,157)	—
Epocrates, Inc.	—	2,558,746	—	2,558,746	$20,521,143	—	—
ExlService Holdings, Inc.	1,463,120	391,060	180,726	1,673,454	$41,233,907	$254,426	—
Gentium SpA - ADR	1,930,876	1,111,412	—	3,042,288	$28,141,164	—	—
SonoSite, Inc.[1]	782,395	161,400	943,795	—	—	$23,589,702	—
Summit Hotel Properties, Inc.[1]	1,532,482	127,199	1,659,681	—	—	$(3,480,677)	$310,903

[1]	No longer an affiliated company or held by the Fund as of report date.

(d)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(e)	Restricted security as to resale. As of report date the Fund held 0.3% of its net assets, with a current value of $3,623,503 and original cost of $590,861, in this security.
(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	20,809,320	2,752,790	[1]	—	23,562,110	$23,562,110	$371	$16,432
BlackRock Liquidity Series LLC, Money Market Series	$226,303,648	$104,144,181	[1]	—	$330,447,829	$330,447,829	—	$1,118,741
iShares Dow Jones U.S. Real Estate Index Fund	—	223,100		223,100	—	—	$(479,982)	—
iShares Russell 2000 Growth Index Fund	125,100	1,752,400		1,877,500	—	—	$2,425,606	$192,221

[1]	Represents net shares/beneficial interest purchased.

(h)	Represents the current yield as of report date.
(i)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK FUNDS	JUNE 30, 2012	9

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,301,080,498	–	$3,623,503	$1,304,704,001
Short-Term Securities	23,562,110	$330,447,829	–	354,009,939
Total	$1,324,642,608	$330,447,829	$3,623,503	$1,658,713,940

[1]	See above Schedule of Investments for values in each industry excluding Level 3, Software, within the table.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(86,649)	–	–	$(86,649)

[2]	Derivative financial instruments are options written which are shown at value.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Collateral on securities loaned at value.	–	$(330,447,829)	–	$(330,447,829)
Bank overdraft	–	(6)	–	(6)
Total	–	$(330,447,835)	–	$(330,447,835)

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

10	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals – 1.8%
Potash Corp. of Saskatchewan, Inc.	210,600	$9,201,114
Energy Equipment & Services – 14.6%
Atwood Oceanics, Inc. (a)	75,500	2,856,920
Basic Energy Services, Inc. (a)	148,100	1,528,392
Calfrac Well Services Ltd.	43,200	967,025
Core Laboratories NV	169,400	19,633,460
Forum Energy Technologies, Inc. (a)	184,000	3,622,960
Halliburton Co.	179,800	5,104,522
Key Energy Services, Inc. (a)(b)	487,600	3,705,760
National Oilwell Varco, Inc.	117,700	7,584,588
Patterson-UTI Energy, Inc.	391,733	5,703,632
Schlumberger Ltd.	120,741	7,837,298
Seadrill Ltd.	261,900	9,340,787
Technip SA	65,500	6,826,165

		74,711,509
Metals & Mining – 8.8%
Eldorado Gold Corp.	562,120	6,923,666
Goldcorp, Inc.	426,252	16,018,550
Silver Wheaton Corp.	830,224	22,283,212

		45,225,428
Oil, Gas & Consumable Fuels – 76.3%
Alpha Natural Resources, Inc. (a)	962,419	8,382,670
Anadarko Petroleum Corp.	116,900	7,738,780
Angle Energy, Inc. (a)	475,400	1,512,912
Apache Corp.	207,730	18,257,390
Bill Barrett Corp. (a)(b)	264,900	5,674,158
Bonanza Creek Energy, Inc. (a)	299,000	4,972,370
Cenovus Energy, Inc.	299,360	9,519,648
Cheniere Energy, Inc. (a)	450,600	6,641,844
Chesapeake Energy Corp.	529,200	9,843,120
Chevron Corp.	174,700	18,430,850
Cobalt International Energy, Inc. (a)	120,600	2,834,100
Concho Resources, Inc. (a)	122,000	10,384,640
CONSOL Energy, Inc.	568,630	17,195,371
Continental Resources, Inc. (a)(b)	127,000	8,460,740
Crescent Point Energy Corp.	364,970	13,622,296
Crew Energy, Inc. (a)	354,400	2,001,572
Denbury Resources, Inc. (a)	840,490	12,699,804
Energy XXI Bermuda Ltd.	336,100	10,516,569
EOG Resources, Inc.	224,470	20,226,992
EQT Corp.	125,910	6,752,553
Exxon Mobil Corp.	108,400	9,275,788
Gasco Energy, Inc. (a)	1,241,700	217,298
Guide Exploration Ltd. (a)	637,894	1,021,282
Hess Corp.	125,370	5,447,327
James River Coal Co. (a)(b)	401,200	1,087,252
Kodiak Oil & Gas Corp. (a)(b)	693,600	5,694,456
Noble Energy, Inc.	171,300	14,529,666
Occidental Petroleum Corp.	253,650	21,755,561
Patriot Coal Corp. (a)(b)	363,616	443,612
Peabody Energy Corp.	403,190	9,886,219

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
PetroBakken Energy Ltd., Class A	88,642	$1,070,042
PetroChina Co. Ltd. - ADR	30,490	3,937,479
Pioneer Natural Resources Co.	90,100	7,947,721
Plains Exploration & Production Co. (a)	401,410	14,121,604
Range Resources Corp.	206,800	12,794,716
Rex Energy Corp. (a)	345,600	3,874,176
Rosetta Resources, Inc. (a)(b)	188,000	6,888,320
Royal Dutch Shell Plc - ADR	152,300	10,269,589
Southwestern Energy Co. (a)(b)	136,900	4,371,217
Statoil ASA	347,022	8,275,965
StatoilHydro ASA - ADR	146,540	3,496,444
Suncor Energy, Inc.	338,180	9,790,311
Total SA - ADR	176,700	7,942,665
Valero Energy Corp.	321,800	7,771,470
Whiting Petroleum Corp. (a)	546,060	22,453,987

		390,032,546
Total Long-Term Investments (Cost – $498,541,873) – 101.5%		519,170,597

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.26% (c)(d)(e)	$24,955	24,955,471
Total Short-Term Securities (Cost – $24,955,471) – 4.9%		24,955,471
Total Investments (Cost – $523,497,344*) – 106.4%		544,126,068
Liabilities in Excess of Other Assets – (6.4)%		(32,946,135)

Net Assets – 100.0%		$511,179,933

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$526,638,759

Gross unrealized appreciation	$117,009,056
Gross unrealized depreciation	(99,521,747)

Net unrealized appreciation	$17,487,309

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	US Dollar

BLACKROCK FUNDS	JUNE 30, 2012	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Beneficial Interest Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	35,736,782	(35,736,782)	–	$ 8,035
BlackRock Liquidity Series, LLC Money Market Series	$ 7,413,123	$17,542,348	$24,955,471	$84,462

(e)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settle- ment Date	Unrea- lized Depre- ciation
USD	106,877	EUR	86,000	Deutsche Bank AG	7/02/12	$(1,957)
USD	294,857	NOK	1,755,000	UBS AG	7/03/12	(167)
USD	95,178	CAD	97,000	Citigroup, Inc.	7/05/12	(98)

Total						$(2,222)

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$9,201,114	–	–	$9,201,114
Energy Equipment & Services	58,544,557	$16,166,952	–	74,711,509
Metals & Mining.	45,225,428	–	–	45,225,428
Oil, Gas & Consumable Fuels	381,756,581	8,275,965	–	390,032,546
Short-Term Securities	–	24,955,471	–	24,955,471
Total	$494,727,680	$49,398,388	–	$544,126,068

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	$(2,222)	–	–	$(2,222)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$1,149	–	–	$1,149
Liabilities:
Collateral on securities loaned at value	–	$(24,955,471)	–	(24,955,471)
Bank overdraft	–	(1,755,735)	–	(1,755,735)
Total	$1,149	$(26,711,206)	–	$(26,710,057)

There were no transfers between levels during the period ended June 30, 2012.

2	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock China Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 0.5%
AviChina Industry & Technology Co. Ltd., H Shares	36,000	$11,984
Automobiles – 1.7%
Dongfeng Motor Group Co. Ltd., H Shares	28,000	43,766
Capital Markets – 1.0%
Haitong Securities Co. Ltd., H Shares (a)	19,200	26,679
Chemicals – 1.9%
Huabao International Holdings Ltd.	99,000	49,239
Commercial Banks – 20.2%
Agricultural Bank of China Ltd., H Shares	178,000	72,093
Bank of China Ltd., H Shares	253,000	97,184
China CITIC Bank Corp. Ltd., H Shares	111,200	57,481
China Construction Bank Corp., H Shares	210,000	145,084
Industrial & Commercial Bank of China, H Shares	276,000	154,722

		526,564
Construction & Engineering – 2.0%
China Communications Construction Co. Ltd., H Shares	58,000	51,485
Construction Materials – 1.1%
China Shanshui Cement Group Ltd.	32,000	22,077
TCC International Holdings Ltd.	28,000	7,463

		29,540
Diversified Telecommunication Services – 2.8%
China Unicom Hong Kong Ltd.	57,327	72,088
Electrical Equipment – 3.1%
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	22,410	8,356
Zhuzhou CSR Times Electric Co. Ltd., H Shares	26,000	71,418

		79,774
Electronic Equipment, Instruments & Components – 0.1%
China High Precision Automation Group Ltd.	20,000	3,068
Food Products – 1.2%
Uni-President China Holdings Ltd.	34,000	31,726
Health Care Equipment & Supplies – 0.8%
Mindray Medical International Ltd. - ADR	674	20,415
Health Care Providers & Services – 2.3%
Sinopharm Group Co. Ltd., H Shares	21,600	60,045
Hotels, Restaurants & Leisure – 0.8%
REXLot Holdings Ltd.	300,000	21,490
Independent Power Producers & Energy Traders – 3.4%
China Resources Power Holdings Co. Ltd.	26,000	53,706
Datang International Power Generation Co. Ltd., H Shares	86,000	34,035

		87,741
Insurance – 6.0%
AIA Group Ltd.	5,600	19,343
China Life Insurance Co. Ltd., H Shares	16,000	42,136
China Pacific Insurance Group Co. Ltd., H Shares	25,400	82,890
New China Life Insurance Co. Ltd., H Shares	3,312	12,787

		157,156

Common Stocks	Shares	Value
Life Sciences Tools & Services – 1.8%
WuXi PharmaTech Cayman, Inc. - ADR (a)	3,406	$48,093

Machinery – 1.2%
China Rongsheng Heavy Industries Group Holdings Ltd.	67,000	15,732
CSR Corp. Ltd., H Shares	18,860	14,804

		30,536
Marine – 0.6%
China Shipping Development Co. Ltd., H Shares	32,000	15,080

Metals & Mining – 2.4%
Angang Steel Co. Ltd., H Shares	42,000	23,276
Shougang Fushan Resources Group Ltd.	76,000	19,815
Zijin Mining Group Co. Ltd., H Shares	60,000	20,415

		63,506
Multiline Retail – 0.2%
PCD Stores Group Ltd.	60,000	5,641
Oil, Gas & Consumable Fuels – 14.4%
China Coal Energy Co., Ltd., H Shares	45,000	37,362
China Petroleum & Chemical Corp., H Shares	102,000	91,160
CNOOC Ltd.	99,000	199,596
PetroChina Co. Ltd., H Shares	36,000	46,593

		374,711
Paper & Forest Products – 1.0%
Lee & Man Paper Manufacturing Ltd.	61,000	24,669

Real Estate Management & Development – 6.5%
China Vanke Co. Ltd., B Shares	20,100	26,498
Franshion Properties China Ltd.	104,000	31,589
Poly Hong Kong Investments Ltd.	54,000	29,429
Shenzhen Investment Ltd.	106,000	25,160
Shimao Property Holdings Ltd.	22,000	34,099
Shui On Land Ltd.	55,500	22,744

		169,519
Semiconductors & Semiconductor Equipment – 0.6%
Trina Solar Ltd. - ADR (a)	2,550	16,218
Software – 2.3%
Kingdee International Software Group Co. Ltd.	134,000	25,224
Kingsoft Corp. Ltd.	26,000	11,657
Shanda Games Ltd. - ADR (a)	5,800	23,200

		60,081
Specialty Retail – 1.2%
Esprit Holdings Ltd.	3,144	4,072
GOME Electrical Appliances Holding Ltd.	196,000	26,224

		30,296
Textiles, Apparel & Luxury Goods – 1.3%
Peak Sport Products Co. Ltd.	58,000	9,818
Ports Design Ltd.	22,500	23,539

		33,357
Transportation Infrastructure – 1.7%
Beijing Capital International Airport Co. Ltd., H Shares	74,000	45,212

BLACKROCK FUNDS	JUNE 30, 2012	3

Schedule of Investments (continued)	BlackRock China Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Wireless Telecommunication Services – 6.4%
China Mobile Ltd.	15,284	$167,780
Total Common Stocks – 90.5%		2,357,459

Participation Notes (a)
Automobiles – 0.2%
Deutsche Bank AG (BYD Co. Ltd.), due 11/10/16	3,500	6,596
Diversified Financial Services – 2.1%
Morgan Stanley Capital Services, Inc. (China Minsheng Banking Corp. Ltd.), due 7/30/12	48,500	42,949
Morgan Stanley Capital Services, Inc. (Evergrande Real Estate Group Ltd.), due 8/09/12	22,000	11,145

		54,094
Insurance – 0.4%
Citibank, N.A. (China Life Insurance Co. Ltd.),due 1/20/15	3,400	9,786
Machinery – 0.7%
Morgan Stanley Capital Services, Inc. (Zoomlion Heavy Industry Science and Technology Co. Ltd.), due 7/23/12	13,600	17,162
Metals & Mining – 0.9%
Citibank, N.A. (Baoshan Iron & Steel Co. Ltd.),due 1/20/15	28,700	19,500
UBS AG (Baoshan Iron & Steel Co. Ltd.), due 6/18/13	6,487	4,407

		23,907
Total Participation Notes – 4.3%		111,545
Total Long-Term Investments (Cost – $3,097,484) – 94.8%		2,469,004

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	45,954	45,954
Total Short-Term Securities (Cost – $45,954) – 1.8%		45,954
Total Investments (Cost – $3,143,438*) – 96.6%		2,514,958
Other Assets Less Liabilities – 3.4%		88,348

Net Assets – 100.0%		$2,603,306

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,145,820

Gross unrealized appreciation	$87,414
Gross unrealized depreciation	(718,276)

Net unrealized depreciation	$(630,862)

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	77,730	(31,776)	45,954	$32

(c)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock China Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	–	$11,984	–	$11,984
Automobiles	–	43,766	–	43,766
Capital Markets	$26,679	–	–	26,679
Chemicals	–	49,239	–	49,239
Commercial Banks	–	526,564	–	526,564
Construction & Engineering	–	51,485	–	51,485
Construction Materials	–	29,540	–	29,540
Diversified Telecommunication Services	–	72,088	–	72,088
Electrical Equipment	–	79,774	–	79,774
Electronic Equipment, Instruments & Components	–	–	$3,068	3,068
Food Products	–	31,726	–	31,726
Health Care Equipment & Supplies	20,415	–	–	20,415
Health Care Providers & Services	–	60,045	–	60,045
Hotels, Restaurants & Leisure	–	21,490	–	21,490
Independent Power Producers & Energy Traders	–	87,741	–	87,741
Insurance	–	157,156	–	157,156
Life Sciences Tools & Services.	48,093	–	–	48,093
Machinery	–	30,536	–	30,536
Marine	–	15,080	–	15,080
Metals & Mining	–	63,506	–	63,506
Multiline Retail	–	5,641	–	5,641
Oil, Gas & Consumable Fuels	–	374,711	–	374,711
Paper & Forest Products	–	24,669	–	24,669
Real Estate Management & Development	–	169,519	–	169,519
Semiconductors & Semiconductor Equipment	16,218	–	–	16,218
Software	23,200	36,881	–	60,081
Specialty Retail	–	30,296	–	30,296
Textiles, Apparel & Luxury Goods	–	33,357	–	33,357
Transportation Infrastructure	–	45,212	–	45,212
Wireless Telecommunication Services	–	167,780	–	167,780
Participation Notes:
Automobiles	6,596	–	–	6,596
Diversified Financial Services	54,094	–	–	54,094
Insurance	9,786	–	–	9,786
Machinery	17,162	–	–	17,162
Metals & Mining	23,907	–	–	23,907
Short-Term Securities	45,954	–	–	45,954
Total	$292,104	$2,219,786	$3,068	$2,514,958

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,917	–	–	$1,917
Foreign currency	7,994	–	–	7,994
Total	$9,911	–	–	$9,911

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK FUNDS	JUNE 30, 2012	5

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Capital Markets – 0.1%
Treasure Island Royalty Trust (a)	607,022	$649,514
Commercial Services & Supplies – 0.0%
Republic Resources, Inc. (a)	28,750	–
Diversified Financial Services – 0.0%
Sprott Resource Lending Corp.	57,500	81,893
Electrical Equipment – 0.1%
ITM Power Plc (a)	493,900	431,237
Electronic Equipment, Instruments & Components – 0.0%
Opsens, Inc. (a)	2,045,600	401,847
Energy Equipment & Services – 8.9%
Diamond Offshore Drilling, Inc.	138,300	8,177,679
Essential Energy Services Trust (a)	869,969	1,529,559
Gasfrac Energy Services, Inc. (a)	199,300	604,889
Geokinetics, Inc. (a)(b)	977,233	271,866
Halliburton Co.	391,926	11,126,779
Lufkin Industries, Inc.	105,568	5,734,454
McDermott International, Inc. (a)	658,400	7,334,576
Parker Drilling Co. (a)	832,000	3,752,320
Pioneer Drilling Co. (a)	940,500	7,495,785
Poseidon Concepts Corp.	40,081	490,924
Schlumberger Ltd.	73,000	4,738,430
Strad Energy Services Ltd.	227,800	980,026
Transocean Ltd.	101,900	4,557,987
Wavefront Technology Solutions, Inc. (a)	667,700	308,240
Weatherford International Ltd. (a)	984,596	12,435,447
Western Energy Services Corp. (a)	556,660	3,127,487
Western Energy Services Corp. (Acquired 2/25/10, cost $3,752,521) (a)(c)	1,000,000	5,618,309
Xtreme Drilling and Coil Services Corp. (a)	496,300	760,464

		79,045,221
Machinery – 0.0%
Railpower Technologies Corp. (a)	360,600	–
Metals & Mining – 6.6%
Alexco Resource Corp. (a)	910,083	4,013,601
Archipelago Resources Plc (a)	2,135,901	1,706,018
Baja Mining Corp. (a)	3,437,300	658,357
Balmoral Resources Ltd. (a)	1,410,800	762,145
Banro Corp. (a)	940,500	3,445,698
Brigus Gold Corp. (a)	1,287,100	1,087,227
Crosshair Energy Corp. (a)	131,600	24,559
Dalradian Resources, Inc. (a)	941,400	601,031
Eastmain Resources, Inc. (a)	3,480,000	2,973,775
Eldorado Gold Corp.	158,865	1,956,750
Eurasian Minerals, Inc. (a)	376,100	735,133
Explor Resources, Inc. (a)	940,500	147,805
Freeport-McMoRan Copper & Gold, Inc.	564,400	19,229,108
Goldcorp, Inc.	4,300	161,889
Golden Predator Corp. (a)	1,881,100	702,110
Helio Resource Corp. (a)	2,821,500	221,707
Imperial Metals Corp. (a)	113,624	1,035,685
Kilo Goldmines Ltd. (a)	4,519,400	754,639
Kinross Gold Corp.	104,375	850,656
Lake Shore Gold Corp. (a)	1,217,502	1,088,230
MAG Silver Corp. (a)	906,700	7,979,601
Minaurum Gold, Inc. (a)	1,881,100	295,625
Nevsun Resources Ltd.	521,800	1,696,452
Oromin Explorations Ltd. (a)	1,739,900	871,574
Paramount Gold and Silver Corp. (a)	206,337	494,512

Common Stocks	Shares	Value
Metals & Mining (concluded)
Pilot Gold, Inc. (a)	940,500	$1,016,158
Probe Mines Ltd. (a)	123,000	126,854
Renaissance Gold, Inc. (a)	705,400	436,501
Romarco Minerals, Inc. (a)	209,800	109,217
Sunridge Gold Corp. (a)(b)	5,949,259	1,636,178
Virginia Mines, Inc. (a)	203,550	1,801,380
West Kirkland Mining, Inc. (a)	470,300	143,201

		58,763,376
Oil, Gas & Consumable Fuels – 84.7%
Alpha Natural Resources, Inc. (a)	3,342,089	29,109,595
Americas Petrogas, Inc. (a)	4,648,100	8,628,729
Angle Energy, Inc. (a)	1,416,300	4,507,231
Antares Energy Ltd. (Acquired 6/14/10, cost $5,189,100) (a)(c)	10,000,000	3,940,475
Arch Coal, Inc.	1,720,000	11,850,800
Arsenal Energy, Inc. (a)	2,419,000	1,140,477
Atlas Energy LP	2	61
ATP Oil & Gas Corp. (a)	252,900	854,802
Aurora Oil & Gas Ltd. (a)	1,080,000	3,436,990
Baytex Energy Corp.	159,848	6,733,995
Bellatrix Exploration Ltd. (a)	978,832	3,047,733
Bonanza Creek Energy, Inc. (a)	98,700	1,641,381
BPZ Resources, Inc. (a)	705,200	1,784,156
Cabot Oil & Gas Corp.	220,300	8,679,820
Carrizo Oil & Gas, Inc. (a)	329,600	7,748,896
Cequence Energy Ltd. (a)	54,500	51,390
Cheniere Energy, Inc. (a)	1,078,500	15,897,090
Chesapeake Energy Corp.	1,695,200	31,530,720
Clayton Williams Energy, Inc. (a)	563,821	27,277,660
Coastal Energy Co. (a)	1,226,000	16,136,332
Cobalt International Energy, Inc. (a)	694,287	16,315,745
Compton Petroleum Corp. (Acquired 9/24/04, cost $727,951) (a)(c)	521	640
Comstock Resources, Inc. (a)	191,200	3,139,504
CONSOL Energy, Inc.	1,622,300	49,058,352
Crew Energy, Inc. (a)	1,893,337	10,693,142
Crew Energy, Inc. (Acquired 6/24/98 through 10/09/98, cost $183,115) (a)(c)	191,300	1,080,419
Crocotta Energy, Inc. (a)	2,052,500	4,092,501
DeeThree Exploration Ltd. (a)	921,000	2,985,267
Delphi Energy Corp. (a)	898,500	1,129,634
Denbury Resources, Inc. (a)	80,400	1,214,844
Endeavour International Corp. (a)	315,232	2,647,949
Energy XXI Bermuda Ltd.	1,336,280	41,812,201
EOG Resources, Inc.	100,800	9,083,088
EQT Corp.	867,600	46,529,388
Fairborne Energy Ltd. (a)	670,558	948,437
Far East Energy Corp. (a)(b)	16,929,200	2,945,681
Forest Oil Corp. (a)	94,100	689,753
FX Energy, Inc. (a)	374,800	2,230,060
Gastar Exploration Ltd. (a)	637,660	1,230,684
Goodrich Petroleum Corp. (a)	949,700	13,162,842
Gran Tierra Energy, Inc. (a)	1,131,349	5,533,953
Greenfields Petroleum Corp. (Acquired 11/03/10, cost $926,522) (a)(c)	110,000	540,222
Guide Exploration Ltd. (a)	941,998	1,508,159
Guide Exploration Ltd. (Acquired 2/09/04, cost $346,401) (a)(c)	173,600	277,937
Gulfport Energy Corp. (a)	83,100	1,714,353
Ithaca Energy, Inc. (a)	252,400	394,181

6	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
James River Coal Co. (a)	280,000	$758,800
Kodiak Oil & Gas Corp. (a)	1,219,500	10,012,095
Lone Pine Resources, Inc. (a)	57,748	158,807
Longview Energy Co. (Acquired 8/13/04, cost $1,281,000) (a)(c)	85,400	1,096,536
Lynden Energy Corp. (a)	188,500	85,168
Magnum Hunter Resources Corp. (a)	2,423,300	10,129,394
Manitok Energy, Inc. (a)	1,878,100	2,490,359
Matador Resources Co. (Acquired 10/14/03 through 4/13/06, cost $2,957,155) (a)(c)	513,393	5,513,841
Max Petroleum Plc (a)	4,752,400	286,703
McMoRan Exploration Co. (a)	478,300	6,060,061
Niko Resources Ltd.	284,800	3,754,067
Novus Energy, Inc. (a)	3,218,600	1,991,669
NuVista Energy Ltd. (a)	768,900	2,711,277
Open Range Energy Corp. (a)	45,261	45,345
Pace Oil and Gas Ltd. (a)(b)	2,502,130	7,520,399
Pace Oil and Gas Ltd. (Acquired 12/09/09, cost $531,005) (a)(c)	57,740	173,543
Painted Pony Petroleum Ltd. (a)	1,100,400	7,944,151
Palliser Oil & Gas Corp. (a)	1,856,800	875,419
Pan Orient Energy Corp. (a)	902,000	3,322,365
Patriot Coal Corp. (a)	449,046	547,836
Peabody Energy Corp.	983,236	24,108,947
Penn Virginia Corp.	1,512,500	11,101,750
Penn West Petroleum Ltd.	144,133	1,933,854
Petroleum Development Corp. (a)	364,100	8,927,732
Pinecrest Energy, Inc. (a)	623,000	1,083,106
Pioneer Natural Resources Co.	331,500	29,241,615
Plains Exploration & Production Co. (a)	1,558,025	54,811,319
PRD Energy, Inc. (a)	931,300	274,423
Range Resources Corp.	674,100	41,706,567
Rex Energy Corp. (a)	523,200	5,865,072
Rosetta Resources, Inc. (a)	544,600	19,954,144
Scorpio Tankers, Inc. (a)	827,000	5,284,530
Ship Finance International Ltd.	27	422
Sonde Resources Corp. (a)	1,171,860	2,027,318
Sonde Resources Corp. (Acquired 1/15/10,cost $3,034,134) (a)(c)	1,200,000	2,015,519
Southwestern Energy Co. (a)	776,500	24,793,645
Stone Energy Corp. (a)	25,674	650,579
Swift Energy Co. (a)	422,100	7,855,281
Touchstone Exploration, Inc. (a)	2,026,100	398,016
Tourmaline Oil Corp. (a)	57,420	1,516,010
Trilogy Energy Corp.	899,422	20,778,318
Trioil Resources Ltd., Class A (a)	761,983	1,040,326
Uranium One, Inc. (a)	945,965	2,406,492
Valero Energy Corp.	336,200	8,119,230
Vero Energy, Inc. (a)	86,142	137,069
Yangarra Resources Ltd. (a)	2,165,800	659,462
Yoho Resources, Inc. (a)(b)	2,105,845	3,309,451
ZaZa Energy Corp. (a)	683,457	3,089,226

		753,524,527
Total Common Stocks – 100.4%		892,897,615

Warrants (d)	Shares	Value
Oil, Gas & Consumable Fuels – 0.0%
Compton Petroleum Corp. (Issued/Exercisable 8/18/11, 1 Share for 1 Warrant, Expires 8/23/14, Strike Price CAD 11.92)	1,042	$512
Magnum Hunter Resources Corp. (Issued/Exercisable 8/29/11, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price USD 10.50)	60,050	–
Total Warrants – 0.0%		512
Total Investments (Cost – $1,035,596,632*) – 100.4%		892,898,127
Liabilities in Excess of Other Assets – (0.4)%		(3,270,172)

Net Assets – 100.0%		$889,627,955

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,050,666,019

Gross unrealized appreciation.	$179,176,593
Gross unrealized depreciation.	(336,944,485)

Net unrealized depreciation	$(157,767,892)

(a)	Non-income producing security.

(b)	Investments in companies (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Shares Purchased	Shares Sold	Shares Held at June 30, 2012	Value at June 30, 2012	Realized Loss
Far East Energy Corp.[1]	18,000,000	–	1,070,800	16,929,200	$2,945,681	$(190,462)
Geokinetics, Inc.[1]	739,033	300,000	61,800	977,233	$271,866	$(262,713)
Pace Oil and Gas Ltd.	2,660,330	–	158,200	2,502,130	$7,520,399	$(3,650,378)
Sunridge Gold Corp.	4,325,559	2,000,000	376,300	5,949,259	$1,636,178	$(900,678)
Yoho Resources, Inc.[1]	2,146,300	–	40,455	2,105,845	$3,309,451	$(104,802)

1No longer an affiliated company or held by the Fund as of report date.

(c)	Restricted security as to resale. As of report date, the Fund held 2.3% of its net assets, with a current value of $20,257,441 and an original cost of $18,928,904, in these securities.
(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

—	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	232,783	(232,783)	–	$4,524

BLACKROCK FUNDS	JUNE 30, 2012	7

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settl- ement Date	Unrea- lized Appre- ciation (Depre- ciation)
USD	415,982	CAD	430,000	Citigroup, Inc.	7/05/12	$(6,316)
USD	435,658	CAD	444,000	Citigroup, Inc.	7/05/12	(448)
USD	119,278	GBP	76,000	Citigroup, Inc.	7/05/12	250

Total						$(6,514)

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long- Term Investments:
Common Stocks:
Capital Markets	$649,514	–	–	$649,514
Diversified Financial Services.	81,893	–	–	81,893
Electrical Equipment	431,237	–	–	431,237
Electronic Equipment, Instruments & Components	401,847	–	–	401,847
Energy Equipment & Services	79,045,221	–	–	79,045,221
Metals & Mining	58,763,376	–	–	58,763,376
Oil, Gas & Consumable Fuels	743,283,829	$9,144,162	$1,096,536	753,524,527
Warrants	512	–	–	512
Total	$882,657,429	$9,144,162	$1,096,536	$892,898,127

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts.	$250	–	–	$250
Liabilities:
Foreign currency exchange contracts.	(448)	$(6,316)	–	(6,764)
Total	$(198)	$(6,316)	–	$(6,514)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency.	$38,939	–	–	$38,939
Liabilities:
Bank overdraft	–	$(2,773,061)	–	(2,773,061)
Total	$38,939	$(2,773,061)	–	$(2,734,122)

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

8	BLACKROCK FUNDS	JUNE 30, 2012

Consolidated Schedule of Investments June 30, 2012 (Unaudited)	BlackRock World Gold Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia – 12.8%
Ampella Mining Ltd. (a)	39,560	$20,829
Aquarius Platinum Ltd.	17,370	12,453
Beadell Resources Ltd. (a)	65,000	42,013
Dampier Gold Ltd. (a)	21,520	3,084
Evolution Mining Ltd. (a)	36,270	55,071
Indochine Mining Ltd. (a)	151,560	17,193
Integra Mining Ltd. (a)	190,000	76,711
Medusa Mining Ltd.	7,820	39,009
Newcrest Mining Ltd.	30,800	716,750
Northern Star Resources Ltd. (a)	56,000	44,547
Papillon Resources Ltd. (a)	61,000	61,387
Silver Lake Resources Ltd. (a)	20,148	58,383
		1,147,430
Canada – 45.9%
Agnico-Eagle Mines Ltd.	4,900	198,483
Alamos Gold, Inc.	16,300	254,562
B2Gold Corp. (a)	23,500	70,632
Banro Corp. (a)	29,000	106,247
Barrick Gold Corp.	7,500	281,775
Belo Sun Mining Corp. (a)	58,000	64,945
Centerra Gold, Inc.	10,900	76,228
Detour Gold Corp. (a)	6,000	120,872
Eldorado Gold Corp.	56,500	695,914
Goldcorp, Inc.	17,000	640,026
IAMGOLD Corp.	21,000	248,345
Kinross Gold Corp.	44,000	359,140
Lake Shore Gold Corp. (a)	13,000	11,620
New Gold, Inc. (a)	28,400	270,861
Osisko Mining Corp. (a)	6,340	43,591
Romarco Minerals, Inc. (a)	103,000	53,620
SEMAFO, Inc.	17,000	77,979
Yamana Gold, Inc.	34,500	532,359
		4,107,199
China – 0.0%
Real Gold Mining Ltd.	13,000	3,712
Hong Kong – 0.2%
G-Resources Group Ltd. (a)	327,000	18,500
Jersey, Channel Islands – 6.2%
Minera IRL Ltd. (a)	100,860	75,496
Randgold Resources Ltd. - ADR	5,300	477,053
		552,549
Mexico – 9.5%
Fresnillo Plc	24,000	549,741
Industrias Penoles SAB de CV	6,950	298,013
		847,754
Peru – 4.6%
Cia de Minas Buenaventura SA - ADR	7,600	288,648
Volcan Cia Minera SAA, Class B	113,198	126,666
		415,314
Russia – 0.3%
Polymetal International Plc	1,740	24,856

Common Stocks	Shares	Value
South Africa – 7.5%
AngloGold Ashanti Ltd.	4,695	$160,353
Gold Fields Ltd.	9,180	116,768
Harmony Gold Mining Co. Ltd.	23,110	215,964
Impala Platinum Holdings Ltd.	10,690	177,506
		670,591
United Kingdom – 3.9%
Archipelago Resources Plc (a)	27,980	22,349
Hochschild Mining Plc	9,510	70,256
Hummingbird Resources Plc (a)	25,000	43,427
Patagonia Gold Plc (a)	68,930	26,989
Petropavlovsk Plc	9,955	71,320
Rio Tinto Plc	1,620	76,988
Stratex International Plc (a)	400,000	34,455
		345,784
United States – 3.5%
Freeport-McMoRan Copper & Gold, Inc.	2,150	73,251
Gold Resource Corp.	1,280	33,267
Newmont Mining Corp.	4,280	207,623
		314,141
Total Common Stocks – 94.4%		8,447,830

Investment Companies
Jersey, Channel Islands – 0.8%
ETFS Physical Platinum (a)	500	69,457
United States – 2.3%
SPDR Gold Trust (a)	1,350	209,507
Total Investment Companies – 3.1%		278,964

Warrants (b)
Canada – 0.0%
Kinross Gold Corp. (Issued/Exercisable 10/28/10, 1 Share for 1 Warrant, Expires 9/17/14, Strike Price USD 21.30)	757	297
Total Long-Term Investments (Cost – $10,461,950) – 97.5%		8,727,091

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	250,413	250,413
Total Short-Term Securities (Cost – $250,413) – 2.8%		250,413
Total Investments (Cost – $10,712,363*) – 100.3%		8,977,504
Liabilities in Excess of Other Assets – (0.3)%		(30,310)

Net Assets – 100.0%		$8,947,194

BLACKROCK FUNDS	JUNE 30, 2012	9

Consolidated Schedule of Investments (concluded)	BlackRock World Gold Fund

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,922,881

Gross unrealized appreciation	$536,745
Gross unrealized depreciation	(2,482,122)

Net unrealized depreciation	$(1,945,377)

(a)	Non-income producing security.
(b)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	156,211	94,202	250,413	$76

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased	Currency Sold	Counter- party	Settlement Date	Unrealized Depreciation
USD 247	GBP 159	Bank of New York Mellon Corp.	7/02/12	$ (2)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$3,084	$1,144,346	–	$1,147,430
Canada	4,107,199	–	–	4,107,199
China	–	–	$3,712	3,712
Hong Kong	–	18,500	–	18,500
Jersey, Channel Islands	552,549	–	–	552,549
Mexico	298,013	549,741	–	847,754
Peru	415,314	–	–	415,314
Russia	–	24,856	–	24,856
South Africa	–	670,591	–	670,591
United Kingdom	83,793	261,991	–	345,784
United States	314,141	–	–	314,141
Investment Companies	278,964	–	–	278,964
Warrants	297	–	–	297
Short-Term Securities	250,413	–	–	250,413

Total	$6,303,767	$2,670,025	$3,712	$8,977,504

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	$(2)	–	–	$ (2)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$ 4	–	–	$ 4
Foreign currency	250	–	–	250

Total	$254	–	–	$254

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

10	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 2.05%, 7/25/32 (a)	USD	11	$3,957
Conseco Financial Corp., Series 1996-7, Class A6, 7.65%, 10/15/27 (a)		12	12,243
FCT GINKGO Sales Finance, Series 2012-1, Class A 1.85%, 7/18/38 (a)	EUR	1,700	2,152,430
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16		52	65,481
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37 (a)	USD	44	43,472
Santander Drive Auto Receivables Trust:
Series 2010-B, Class B, 2.10%, 9/15/14 (b)		385	386,471
Series 2011-S1A, Class B, 1.48%, 7/15/13 (b)		165	164,914
Series 2011-S1A, Class D, 3.10%, 3/15/13 (b)		178	178,960
Turbo Finance Plc, Series 2011-1, Class A, 2.48%, 1/20/19 (a)	GBP	57	89,541

Total Asset-Backed Securities – 0.6%			3,097,469

Collateralized Debt Obligations – 0.0%		Par (000)	Value

Knollwood Ltd., Series 2004-1A, Class C, 3.67%, 1/10/39 (a)(b)	USD	125	–

Common Stocks		Shares	Value
Aerospace & Defense – 1.7%
The Boeing Co.		39,900	2,964,570
General Dynamics Corp.		12,800	844,288
L-3 Communications Holdings, Inc.		11,000	814,110
Lockheed Martin Corp.		7,300	635,684
Northrop Grumman Corp.		13,900	886,681
Precision Castparts Corp.		4,800	789,552
Raytheon Co.		6,900	390,471
TransDigm Group, Inc. (c)		7,810	1,048,883

Common Stocks	Shares	Value
Aerospace & Defense (concluded)
United Technologies Corp.	10,200	$770,406
		9,144,645
Air Freight & Logistics – 0.0%
United Parcel Service, Inc., Class B	2,344	184,613
Airlines – 0.0%
Copa Holdings SA, Class A	2,100	173,208
Auto Components – 0.2%
Allison Transmission Holdings, Inc.	11,200	196,672
Lear Corp.	16,500	622,545
		819,217
Automobiles – 0.5%
Daimler AG	13,349	597,090
Dongfeng Motor Group Co. Ltd., H Shares	472,000	724,006
Nissan Motor Co. Ltd.	117,100	1,095,775
Tesla Motors, Inc. (c)(d)	14,100	441,189
		2,858,060
Beverages – 0.7%
Anheuser-Busch InBev NV	13,119	1,017,710
The Coca-Cola Co.	23,998	1,876,404
PepsiCo, Inc.	11,000	777,260
		3,671,374
Biotechnology – 0.4%
Biogen Idec, Inc. (c)	7,500	1,082,850
Celgene Corp. (c)	12,500	802,000
Gilead Sciences, Inc. (c)	6,800	348,704
		2,233,554
Capital Markets – 0.7%
Ares Capital Corp.	30,939	493,786
Eaton Vance Corp.	3,428	92,385
Federated Investors, Inc., Class B (d)	21,324	465,929
The Goldman Sachs Group, Inc.	17,700	1,696,722
Jefferies Group, Inc.	31,412	408,042
Waddell & Reed Financial, Inc., Class A	16,609	502,920
		3,659,784

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	LIBOR	London Interbank Offered Rate
AONIA	Australian OverNight Index	MXN	Mexican Peso
	Average	MYR	Malaysian Ringgit
AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	PHP	Philippine Peso
CHF	Swiss Franc	PLN	Polish Zloty
CLP	Chilean Peso	RON	Romanian Leu
COP	Colombian Peso	RUB	Russian Ruble
CZK	Czech Koruna	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EONIA	Euro OverNight Index Average	SONIA	Sterling OverNight Interbank Average
ETF	Exchange Traded Fund	SPDR	Standard & Poor’s Depositary
EUR	Euro		Receipt
EURIBOR	Euro Interbank Offered Rate	STIBOR	Stockholm Interbank Offered
FEDL01	US OverNight Federal Funds		Rate
	Effective Rate	TBA	To-Be-Announced
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	US Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals – 1.0%
Celanese Corp.	16,500	$571,230
CF Industries Holdings, Inc.	3,600	697,464
Cytec Industries, Inc.	11,400	668,496
E.I. du Pont de Nemours & Co.	13,261	670,609
LG Chem Ltd.	2,912	742,397
Linde AG	5,314	824,807
Monsanto Co.	18,625	1,541,777

		5,716,780
Commercial Banks – 1.1%
Bank Rakyat Indonesia Persero Tbk PT	644,000	435,390
BNP Paribas SA	14,378	551,957
China Construction Bank Corp., H Shares	905,000	617,102
HSBC Holdings Plc	159,322	1,400,065
ICICI Bank Ltd. - ADR	23,461	760,371
Itau Unibanco Holding SA, Preference	30,513	426,438
Komercni Banka AS	2,837	492,389
Sberbank of Russia - ADR	39,239	424,566
Wells Fargo & Co.	32,100	1,073,424

		6,181,702
Commercial Services & Supplies – 0.1%
Pitney Bowes, Inc.	22,468	336,346
R.R. Donnelley & Sons Co.	31,790	374,168

		710,514
Communications Equipment – 0.5%
Cisco Systems, Inc.	5,300	91,001
F5 Networks, Inc. (c)	4,100	408,196
QUALCOMM, Inc.	43,600	2,427,648

		2,926,845
Computers & Peripherals – 1.9%
Apple, Inc. (c)	9,827	5,738,968
Dell, Inc. (c)	52,700	659,804
Diebold, Inc.	15,576	574,910
EMC Corp. (c)	30,200	774,026
Fusion-io, Inc. (c)(d)	11,446	239,107
Hewlett-Packard Co.	8,300	166,913
Lexmark International, Inc., Class A	19,766	525,380
NetApp, Inc. (c)	15,800	502,756
QLogic Corp. (c)	40,400	553,076
Western Digital Corp. (c)	17,000	518,160

		10,253,100
Construction & Engineering – 0.2%
AECOM Technology Corp. (c)	13,100	215,495
Chicago Bridge & Iron Co. NV	14,900	565,604
URS Corp.	8,574	299,061

		1,080,160
Consumer Finance – 0.1%
Discover Financial Services	23,000	795,340
Containers & Packaging – 0.1%
Sonoco Products Co.	9,265	279,340
Distributors – 0.1%
Genuine Parts Co.	11,205	675,101
Diversified Consumer Services – 0.3%
Education Management Corp. (c)	9,000	62,550
H&R Block, Inc.	80,387	1,284,584

		1,347,134

Common Stocks	Shares	Value
Diversified Financial Services – 0.7%
Citigroup, Inc.	49,600	$1,359,536
ING Groep NV (c)	78,829	525,327
JPMorgan Chase & Co.	54,400	1,943,712

		3,828,575
Diversified Telecommunication Services – 0.8%
AT&T Inc.	20,100	716,766
CenturyLink, Inc.	12,869	508,197
Frontier Communications Corp. (d)	58,731	224,940
Level 3 Communications, Inc. (c)	13,000	287,950
Verizon Communications, Inc.	44,398	1,973,047
Windstream Corp.	40,560	391,810

		4,102,710
Electric Utilities – 0.3%
FirstEnergy Corp.	2,235	109,940
Hawaiian Electric Industries, Inc.	9,795	279,353
Pepco Holdings, Inc.	17,796	348,268
Progress Energy, Inc.	12,274	738,527

		1,476,088
Electrical Equipment – 0.2%
Emerson Electric Co.	2,278	106,109
Roper Industries, Inc.	3,400	335,172
Schneider Electric SA	14,567	806,144

		1,247,425
Electronic Equipment, Instruments & Components – 0.3%
Avnet, Inc. (c)	16,400	506,104
Molex, Inc.	378	9,049
Tech Data Corp. (c)	13,100	631,027
Vishay Intertechnology, Inc. (c)	52,700	496,961

		1,643,141
Energy Equipment & Services – 0.4%
Halliburton Co.	8,773	249,065
Nabors Industries Ltd.	37,100	534,240
National Oilwell Varco, Inc.	9,100	586,404
Noble Corp.	12,000	390,360
Schlumberger Ltd.	6,170	400,495

		2,160,564
Food & Staples Retailing – 0.7%
Costco Wholesale Corp.	17,000	1,615,000
The Kroger Co.	29,200	677,148
Safeway, Inc.	36,300	658,845
Whole Foods Market, Inc.	7,273	693,262

		3,644,255
Food Products – 0.0%
Kraft Foods, Inc., Class A	5,140	198,506
Health Care Equipment & Supplies – 0.3%
Intuitive Surgical, Inc. (c)	1,000	553,790
Medtronic, Inc.	1,699	65,802
Zimmer Holdings, Inc.	12,900	830,244

		1,449,836
Health Care Providers & Services – 1.0%
Aetna, Inc.	17,800	690,106
AmerisourceBergen Corp.	16,500	649,275
Cardinal Health, Inc.	23,373	981,666
Express Scripts Holding Co. (c)	19,774	1,103,982

2	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Humana, Inc.	8,700	$673,728
UnitedHealth Group, Inc.	21,900	1,281,150

		5,379,907
Health Care Technology – 0.2%
Cerner Corp. (c)(d)	13,800	1,140,708
Hotels, Restaurants & Leisure – 0.5%
Las Vegas Sands Corp.	16,000	695,840
McDonald’s Corp.	11,600	1,026,948
Starbucks Corp.	19,500	1,039,740

		2,762,528
Household Durables – 0.1%
Leggett & Platt, Inc.	25,886	546,971
Household Products – 0.4%
Kimberly-Clark Corp.	7,067	592,003
The Procter & Gamble Co.	5,300	324,625
Reckitt Benckiser Group Plc	24,157	1,273,094

		2,189,722
Independent Power Producers & Energy Traders – 0.3%
The AES Corp. (c)	62,100	796,743
NRG Energy, Inc. (c)	33,400	579,824

		1,376,567
Industrial Conglomerates – 0.9%
3M Co.	2,099	188,070
Danaher Corp.	32,400	1,687,392
General Electric Co.	91,199	1,900,587
Tyco International Ltd.	16,200	856,170

		4,632,219
Insurance – 1.9%
AFLAC, Inc.	6,703	285,481
Allied World Assurance Co. Holdings AG	8,900	707,283
The Allstate Corp.	22,700	796,543
American Financial Group, Inc.	16,400	643,372
Assurant, Inc.	18,500	644,540
Berkshire Hathaway, Inc., Class B (c)	1,000	83,330
China Life Insurance Co. Ltd., H Shares	260,000	668,940
Chubb Corp.	11,400	830,148
Cincinnati Financial Corp.	17,368	661,200
Everest Re Group Ltd.	6,300	651,987
Fidelity National Financial, Inc., Class A	15,500	298,530
HCC Insurance Holdings, Inc.	2,900	91,060
MetLife, Inc.	27,300	842,205
PartnerRe Ltd.	9,500	718,865
Principal Financial Group, Inc.	3,886	101,930
Protective Life Corp.	22,700	667,607
RenaissanceRe Holdings Ltd.	1,000	76,010
The Travelers Cos., Inc.	13,600	868,224
Zurich Insurance Group AG (c)	3,691	830,247

		10,467,502
Internet & Catalog Retail – 0.7%
Amazon.com, Inc. (c)	10,000	2,283,500
Expedia, Inc.	13,350	641,735
priceline.com, Inc. (c)	1,500	996,780

		3,922,015
Internet Software & Services – 0.7%
eBay, Inc. (c)	21,400	899,014

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Google, Inc., Class A (c)	2,919	$1,693,224
MercadoLibre, Inc. (d)	7,796	590,937
Rackspace Hosting, Inc. (c)(d)	18,400	808,496

		3,991,671
IT Services – 0.8%
Automatic Data Processing, Inc.	12,505	696,028
Broadridge Financial Solutions, Inc.	23,980	510,055
DST Systems, Inc.	12,300	668,013
Paychex, Inc.	19,074	599,114
SAIC, Inc.	40,980	496,678
VeriFone Systems, Inc. (c)	11,856	392,315
Visa, Inc., Class A	6,900	853,047

		4,215,250
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	15,131	593,740
Machinery – 1.3%
AGCO Corp. (c)	15,700	717,961
Caterpillar, Inc.	7,757	658,647
CNH Global NV (c)	14,400	559,584
Eaton Corp.	17,200	681,636
Harsco Corp.	6,541	133,306
Illinois Tool Works, Inc.	11,886	628,651
Ingersoll-Rand Plc	15,300	645,354
Oshkosh Corp. (c)	14,400	301,680
PACCAR, Inc.	10,600	415,414
Parker Hannifin Corp.	8,200	630,416
Railpower Technologies Corp. (c)	17,600	–
Stanley Black & Decker, Inc.	15,200	978,272
Terex Corp. (c)	23,144	412,658
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	454,720	573,825

		7,337,404
Media – 0.9%
British Sky Broadcasting Group Plc	86,911	948,043
CBS Corp., Class B	14,300	468,754
Comcast Corp., Class A	27,600	882,372
DISH Network Corp., Class A (c)	21,100	602,405
Gannett Co., Inc.	44,700	658,431
The Interpublic Group of Cos., Inc.	62,600	679,210
Liberty Global, Inc., Class A (c)	9,453	469,152
The McGraw-Hill Cos., Inc.	3,732	167,940

		4,876,307
Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold, Inc.	16,264	554,114
Rio Tinto Plc	20,241	957,034
Southern Copper Corp.	11,886	374,523

		1,885,671
Multiline Retail – 0.1%
Dillard’s, Inc., Class A	9,500	604,960
Macy’s, Inc.	3,700	127,095

		732,055
Multi-Utilities – 0.2%
CenterPoint Energy, Inc.	12,986	268,421
NiSource, Inc.	30,281	749,455

		1,017,876

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012	3

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels – 2.6%
Anadarko Petroleum Corp.	17,200	$1,138,640
Apache Corp.	2,767	243,192
BG Group Plc	71,246	1,450,561
Chevron Corp.	27,247	2,874,559
ConocoPhillips	23,800	1,329,944
Devon Energy Corp.	6,400	371,136
EQT Corp.	1,133	60,763
Exxon Mobil Corp.	34,412	2,944,635
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (c)(e)	3,200	41,088
Marathon Petroleum Corp.	21,000	943,320
Matador Resources Co. (Acquired 4/13/06,cost $8,451) (c)(e)	939	10,085
Noble Energy, Inc.	1,800	152,676
Royal Dutch Shell Plc, B Shares	36,826	1,283,266
Spectra Energy Corp.	22,675	658,935
Tullow Oil Plc	27,628	636,061

		14,138,861
Paper & Forest Products – 0.1%
Ainsworth Lumber Co. Ltd. (b)(c)	19,432	34,978
Domtar Corp.	7,900	606,009

		640,987
Personal Products – 0.1%
Avon Products, Inc.	23,123	374,824
Herbalife Ltd.	5,705	275,723

		650,547
Pharmaceuticals – 3.1%
Abbott Laboratories	10,900	702,723
Bristol-Myers Squibb Co.	13,763	494,780
Eli Lilly & Co.	27,994	1,201,223
Forest Laboratories, Inc. (c)	15,900	556,341
Johnson & Johnson	18,660	1,260,670
Merck & Co., Inc.	56,300	2,350,525
Novartis AG	31,370	1,748,378
Pfizer, Inc.	180,577	4,153,271
Roche Holding AG	6,961	1,199,831
Sanofi-Aventis SA	26,245	1,984,151
Teva Pharmaceutical Industries Ltd. - ADR	13,583	535,714
Valeant Pharmaceuticals International, Inc. (c)	13,400	600,186

		16,787,793
Professional Services – 0.1%
Manpower, Inc.	9,400	344,510
Real Estate Investment Trusts (REITs) – 0.5%
American Capital Agency Corp.	19,878	668,100
American Tower Corp.	10,300	720,073
Annaly Capital Management, Inc. (d)	28,887	484,724
CommonWealth REIT	4,660	89,099
Piedmont Office Realty Trust, Inc., Class A	26,340	453,311
Senior Housing Properties Trust (d)	21,748	485,415
Simon Property Group, Inc.	1	154

		2,900,876
Semiconductors & Semiconductor Equipment – 0.6%
Avago Technologies Ltd.	4,500	161,550
Broadcom Corp., Class A (c)	18,334	619,689
Infineon Technologies AG	84,460	569,907
Intel Corp.	15,976	425,760
Maxim Integrated Products, Inc.	7,082	181,582

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Microchip Technology, Inc.	15,749	$520,977
Veeco Instruments, Inc. (c)	14,597	501,553
Xilinx, Inc.	14,200	476,694

		3,457,712
Software – 1.1%
Activision Blizzard, Inc.	59,586	714,436
Microsoft Corp.	89,725	2,744,688
Red Hat, Inc. (c)	12,400	700,352
Salesforce.com, Inc. (c)(d)	6,580	909,751
Symantec Corp. (c)	35,400	517,194
VMware, Inc., Class A (c)	6,100	555,344

		6,141,765
Specialty Retail – 0.7%
American Eagle Outfitters, Inc.	14,751	291,037
Best Buy Co., Inc.	31,100	651,856
Foot Locker, Inc.	19,300	590,194
GameStop Corp., Class A	8,508	156,207
The Gap, Inc.	2,100	57,456
Hennes & Mauritz AB, B Shares	32,273	1,154,232
The Home Depot, Inc.	18,300	969,717

		3,870,699
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc.	8,900	520,472
Michael Kors Holdings Ltd.	11,400	476,976
The Swatch Group AG	1,940	763,409
Under Armour, Inc., Class A (c)	6,600	623,568
VF Corp.	395	52,713

		2,437,138
Thrifts & Mortgage Finance – 0.3%
Capitol Federal Financial, Inc.	49,565	588,832
New York Community Bancorp, Inc.	14,244	178,477
Washington Federal, Inc.	36,600	618,174

		1,385,483
Tobacco – 0.6%
Altria Group, Inc.	25,809	891,701
Imperial Tobacco Group Plc	42,070	1,617,545
Lorillard, Inc.	6,178	815,187
Reynolds American, Inc.	1,381	61,965

		3,386,398
Trading Companies & Distributors – 0.1%
Noble Group Ltd.	515,000	453,306
Wireless Telecommunication Services – 0.8%
NTT DoCoMo, Inc.	802	1,331,399
Rogers Communications, Inc., Class B	28,375	1,028,702
Vodafone Group Plc	807,048	2,265,639

		4,625,740
Total Common Stocks – 34.8%		190,751,499

4	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Aerospace & Defense – 0.0%
United Technologies Corp.:
3.10%, 6/01/22	USD	90	$94,308
4.50%, 6/01/42		80	87,872

			182,180
Airlines – 0.1%
BAA Funding Ltd., 5.23%, 2/15/23	GBP	350	591,702
Beverages – 0.1%
SABMiller Holdings, Inc., 4.95%, 1/15/42 (b)	USD	400	442,743
Capital Markets – 0.4%
Credit Suisse AG, 5.40%, 1/14/20		105	109,207
Deutsche Bank AG, 5.00%, 6/24/20	EUR	400	507,857
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	USD	700	738,923
Morgan Stanley, 5.50%, 7/28/21		480	472,923
The Royal Bank of Scotland Plc, 5.63%, 8/24/20		500	530,593

			2,359,503
Chemicals – 0.2%
Brenntag Finance BV, 5.50%, 7/19/18	EUR	600	816,249
INEOS Finance Plc, 7.50%, 5/01/20	USD	150	151,125
INEOS Group Holdings SA, 7.88%, 2/15/16	EUR	200	219,565

			1,186,939
Commercial Banks – 1.6%
Abbey National Treasury Services Plc, 4.25%, 4/12/21		500	688,085
ABN AMRO Bank NV, 4.75%, 1/11/19		400	550,693
Asian Development Bank, 2.35%, 6/21/27	JPY	20,000	284,652
Barclays Bank Plc:
4.13%, 3/15/16	EUR	400	542,683
6.63%, 3/30/22		300	358,761
BNP Paribas SA, 2.88%, 11/27/17		600	760,592
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (b)	USD	290	305,004
European Investment Bank, 2.15%, 1/18/27	JPY	20,000	264,227
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)	USD	680	690,200
HSBC Bank Plc, 3.10%, 5/24/16 (b)		335	345,922
HSBC Holdings Plc, 6.10%, 1/14/42		150	183,701
ING Bank NV:
3.38%, 1/11/18	EUR	250	340,325
4.50%, 2/21/22		150	199,260
KBC Internationale Financieringsmaatschappij NV, 4.50%, 3/27/17		500	634,029
Lloyds TSB Bank Plc, 4.00%, 9/29/20		550	755,642
Société Générale SFH, 2.88%, 3/14/19		500	646,039
Sumitomo Mitsui Banking Corp., 4.85%, 3/01/22	USD	400	431,716
Wells Fargo & Co., 3.50%, 3/08/22		540	555,640

			8,537,171
Commercial Services & Supplies – 0.2%
Edenred SA, 3.63%, 10/06/17	EUR	1,000	1,314,976
Diversified Financial Services – 0.7%
Bank of America Corp., 5.70%, 1/24/22	USD	600	660,776
BP Capital Markets Plc, 3.13%, 10/01/15		160	170,101
Citigroup, Inc.:
5.00%, 9/15/14		140	143,509
4.59%, 12/15/15		1,160	1,213,448
General Electric Capital Corp., 6.15%, 8/07/37		200	236,285

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
JPMorgan Chase Bank, N.A., 6.00%, 10/01/17	USD	445	$498,232
Nationwide Building Society, 3.13%, 4/03/17	EUR	500	640,737
Old Mutual Plc, 7.13%, 10/19/16	GBP	200	352,242

			3,915,330
Diversified Telecommunication Services – 0.4%
Iliad SA, 4.88%, 6/01/16	EUR	700	913,710
Telecom Italia SpA, 6.13%, 12/14/18		300	375,406
Verizon Communications, Inc.:
3.50%, 11/01/21	USD	240	255,520
6.40%, 2/15/38		332	431,126

			1,975,762
Electric Utilities – 0.2%
Alabama Power Co., 3.95%, 6/01/21		220	240,541
Duke Energy Carolinas LLC, 4.25%, 12/15/41		185	199,432
Georgia Power Co., 3.00%, 4/15/16		390	417,028
Jersey Central Power & Light Co., 7.35%, 2/01/19		120	152,070
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		150	197,472
PacifiCorp, 6.25%, 10/15/37		100	134,462

			1,341,005
Food & Staples Retailing – 0.1%
Casino Guichard Perrachon SA, 3.99%, 3/09/20	EUR	500	624,228
Food Products – 0.2%
Barry Callebaut Services NV, 5.38%, 6/15/21		500	693,510
Kraft Foods, Inc.:
6.50%, 8/11/17	USD	160	194,126
6.50%, 2/09/40		100	128,459

			1,016,095
Gas Utilities – 0.0%
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)		185	236,278
Health Care Providers & Services – 0.2%
HCA, Inc.:
6.50%, 2/15/20		172	186,405
7.25%, 9/15/20		455	500,500
Tenet Healthcare Corp.:
6.25%, 11/01/18		235	248,513
8.88%, 7/01/19		150	168,375

			1,103,793
Hotels, Restaurants & Leisure – 0.4%
Carlson Wagonlit BV, 7.50%, 6/15/19	EUR	400	499,873
MGM Resorts International:
10.38%, 5/15/14	USD	200	225,500
11.13%, 11/15/17		260	291,850
William Hill Plc, 7.13%, 11/11/16	GBP	350	592,688
Wyndham Worldwide Corp., 4.25%, 3/01/22	USD	330	332,291

			1,942,202
Industrial Conglomerates – 0.1%
Smiths Group Plc, 4.13%, 5/05/17	EUR	500	668,248
Insurance – 0.3%
Allianz Finance II BV, 5.75%, 7/08/41 (a)		100	113,980
American International Group, Inc.:
3.80%, 3/22/17	USD	423	431,202
6.40%, 12/15/20		100	113,148

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance (concluded)
AXA SA, 5.25%, 4/16/40 (a)	EUR	200	$201,739
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)	USD	300	321,709
Willow No.2 Ireland Plc for Zurich Insurance Co. Ltd., 3.38%, 6/27/22	EUR	300	378,056

			1,559,834
IT Services – 0.1%
Amadeus Capital Markets SA, 4.88%, 7/15/16		300	392,050
Life Sciences Tools & Services – 0.1%
Life Technologies Corp., 6.00%, 3/01/20	USD	230	269,828
Media – 0.4%
CBS Corp., 8.88%, 5/15/19		185	244,641
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		700	780,500
Comcast Corp., 4.65%, 7/15/42		200	200,092
Cyfrowy Polsat Finance AB, 7.13%, 5/20/18	EUR	300	387,244
News America, Inc., 6.20%, 12/15/34	USD	100	113,771
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		280	304,500

			2,030,748
Multiline Retail – 0.1%
Macy’s Retail Holdings, Inc., 7.45%, 7/15/17		286	348,249
Multi-Utilities – 0.2%
Centrica Plc, 6.38%, 3/10/22	GBP	200	385,710
Dominion Resources, Inc., 1.95%, 8/15/16	USD	305	310,806
National Grid Electricity Transmission Plc, 4.00%, 6/08/27	GBP	150	239,468

			935,984
Oil, Gas & Consumable Fuels – 0.3%
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	USD	280	324,962
Energy Transfer Partners LP, 6.50%, 2/01/42		140	150,030
Enterprise Products Operating LLC:
Series L, 6.30%, 9/15/17		250	298,404
6.13%, 10/15/39		225	254,885
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		225	260,912
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (b)		345	338,100

			1,627,293
Paper & Forest Products – 0.2%
Lecta SA:
6.19%, 5/15/18 (a)	EUR	100	118,324
8.88%, 5/15/19		200	239,180
Mondi Finance Plc, 5.75%, 4/03/17		700	979,752

			1,337,256
Professional Services – 0.2%
Experian Finance Plc, 4.75%, 11/23/18	GBP	600	1,036,276
Real Estate Investment Trusts (REITs) – 0.2%
Goodman Funding Pty Ltd., 6.38%, 4/15/21 (b)	USD	400	416,720
Hospitality Properties Trust, 5.63%, 3/15/17		186	198,062
Mercialys SA, 4.13%, 3/26/19	EUR	300	386,583
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	USD	135	140,243

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
Vornado Realty LP, 5.00%, 1/15/22	USD	200	$211,487

			1,353,095
Real Estate Management & Development – 0.0%
WEA Finance LLC, 4.63%, 5/10/21 (b)		150	158,524
Road & Rail – 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		150	178,849
National Express Group Plc, 6.63%, 6/17/20	GBP	400	692,832

			871,681
Textiles, Apparel & Luxury Goods – 0.1%
LVMH Moet Hennessy Louis Vuitton SA, 1.63%, 6/29/17 (b)	USD	800	799,770
Tobacco – 0.2%
B.A.T. International Finance Plc, 3.63%, 11/09/21	EUR	700	935,130
Trading Companies & Distributors – 0.1%
UR Merger Sub Corp., 7.63%, 4/15/22 (b)	USD	410	429,475
Wireless Telecommunication Services – 0.3%
America Movil SAB de CV, 2.38%, 9/08/16		400	410,360
Crown Castle Towers LLC, 6.11%, 1/15/20 (b)		760	879,788
Global Switch Holdings Ltd., 5.50%, 4/18/18	EUR	300	396,545
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	150	212,604

			1,899,297
Total Corporate Bonds – 7.9%			43,422,645

Foreign Agency Obligations		Par (000)	Value
Hydro Quebec, 8.40%, 1/15/22	USD	405	585,921
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		350	353,455
Petrobras International Finance Co., 3.88%, 1/27/16		345	356,192
Province of British Columbia, 4.80%, 6/15/21	CAD	350	405,857
Province of Manitoba:
4.30%, 3/01/16		200	215,268
1.75%, 5/30/19	USD	490	492,479
Province of Ontario:
4.30%, 3/08/17	CAD	600	653,942
6.20%, 6/02/31		400	537,201
Province of Quebec:
4.50%, 12/01/19		600	670,431
5.00%, 12/01/41		150	174,135
Total Foreign Agency Obligations – 0.8%			4,444,881

Foreign Government Obligations		Par (000)	Value
Australia – 0.4%
Commonwealth of Australia, 4.75%, 6/15/16	AUD	1,100	1,221,705
New South Wales Treasury Corp., 6.00%, 2/01/18		400	457,148
Queensland Treasury Corp., 6.25%, 2/21/20		400	459,367

6	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Australia (concluded)
Treasury Corp. of Victoria, 6.00%, 6/15/20	AUD	250	$291,966

			2,430,186
Belgium – 0.3%
Kingdom of Belgium, 4.25%, 9/28/22	EUR	1,000	1,382,055
Canada – 0.5%
Canada Housing Trust No. 1:
2.75%, 9/15/14	CAD	400	406,050
2.75%, 6/15/16		400	412,160
3.35%, 12/15/20		250	269,227
Canadian:
0.75%, 5/01/14		1,300	1,270,491
4.00%, 6/01/41		450	464,652

			2,822,580
Czech Republic – 0.0%
Czech Republic, 3.85%, 9/29/21	CZK	4,300	227,944
Denmark – 0.1%
Kingdom of Denmark, 4.00%, 11/15/19	DKK	3,500	718,957
Finland – 0.4%
Republic of Finland:
2.75%, 7/04/28	EUR	450	584,073
2.63%, 7/04/42		1,200	1,502,901

			2,086,974
France – 0.5%
Republic of France, 3.00%, 4/25/22		2,300	2,988,079
Germany – 2.8%
Federal Republic of Germany:
0.75%, 2/24/17		10,000	12,746,773
2.25%, 9/04/21		1,900	2,562,427

			15,309,200
Israel – 0.0%
State of Israel, 4.25%, 8/31/16	ILS	1,000	268,576
Italy – 0.4%
Buoni Poliennali Del Tesoro, 5.00%, 9/01/40	EUR	2,300	2,443,882
Japan – 0.4%
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	50,000	636,766
Japan Finance Organization for Municipalities, 2.00%, 5/09/16		100,000	1,339,839

			1,976,605
Malaysia – 0.1%
Federation of Malaysia, 3.58%, 9/28/18	MYR	1,200	382,685
Mexico – 0.2%
United Mexican States:
6.50%, 6/09/22	MXN	7,500	607,486
8.30%, 8/15/31	USD	194	300,700

			908,186
New Zealand – 0.0%
New Zealand, 5.00%, 3/15/19	NZD	300	266,494
Norway – 0.0%
Kingdom of Norway, 2.00%, 5/24/23	NOK	800	133,476
Peru – 0.1%
Republic of Peru, 6.55%, 3/14/37	USD	215	292,615

Foreign Government Obligations		Par (000)	Value
Poland – 0.1%
Republic of Poland:
5.13%, 4/21/21	USD	200	$221,100
5.00%, 3/23/22		250	272,875

			493,975
Russia – 0.0%
Russian Federation, 7.50%, 3/31/30 (f)		193	231,954
Singapore – 0.1%
Republic of Singapore, 2.25%, 6/01/21	SGD	350	295,909
South Africa – 0.1%
Republic of South Africa:
5.50%, 3/09/20	USD	100	115,250
7.00%, 2/28/31	ZAR	3,000	320,259

			435,509
Spain – 0.2%
Kingdom of Spain, 4.70%, 7/30/41	EUR	1,100	1,011,744
Sweden – 0.2%
Kingdom of Sweden, 3.75%, 8/12/17	SEK	6,000	974,634
Thailand – 0.1%
Kingdom of Thailand, 3.45%, 3/08/19	THB	13,500	423,523
United Kingdom – 1.4%
United Kingdom Gilts:
2.75%, 1/22/15	GBP	1,000	1,660,585
1.75%, 1/22/17		600	982,349
3.75%, 9/07/19		550	1,008,418
4.25%, 6/07/32		800	1,546,776
4.50%, 12/07/42		1,200	2,420,447

			7,618,575
Total Foreign Government Obligations – 8.4%			46,124,317

Investment Companies		Shares	Value
Health Care Select Sector SPDR Fund		405,000	15,390,000
Industrial Select Sector SPDR Fund		280,000	9,987,600
iShares iBoxx $ High Yield Corporate Bond Fund (g)		125,000	11,402,500
Technology Select Sector SPDR Fund		441,000	12,678,750
Vanguard MSCI Emerging Markets ETF		949,800	37,944,510
Total Investment Companies – 16.0%			87,403,360

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations – 0.4%
Gosforth Funding Plc, Series 2012-1, Class A, 2.29%, 12/19/47 (a)	GBP	245	383,706
Permanent Master Issuer Plc, Series 2009-1, Class A2, 2.72%, 7/15/42 (a)		1,300	2,051,828

			2,435,534
Commercial Mortgage-Backed Securities – 0.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-1, Class AMFX, 5.48%, 1/15/17 (a)	USD	30	30,666

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37	USD	20	$19,971
Series 2003-C3, Class A5, 3.94%, 5/15/38		955	969,542
CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.22%, 8/15/48		330	364,514
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 6.07%, 7/10/16 (a)		170	150,895
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM, 5.64%, 12/12/44 (a)		180	183,049
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 1/15/17		165	172,104
Morgan Stanley Capital I, Inc., Series 2003-IQ4, Class A2, 4.07%, 5/15/13		916	931,117

			2,821,858
Total Non-Agency Mortgage-Backed Securities – 0.9%			5,257,392

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations – 1.0%
Fannie Mae:
0.38%, 3/16/15		2,000	1,994,164
6.63%, 11/15/30		200	303,429
Federal Home Loan Bank, 5.63%, 6/13/16		890	1,025,705
Freddie Mac:
1.00%, 7/30/14		1,000	1,012,332
5.25%, 4/18/16		760	889,481
Tennessee Valley Authority, 5.25%, 9/15/39		145	189,060
U.S. Small Business Administration, Series 1997-20F, Class 1, 7.20%, 6/01/17		121	134,163

			5,548,334
Federal Deposit Insurance Corporation Guaranteed – 0.1%
General Electric Capital Corp., 2.13%, 12/21/12		385	388,319
Mortgage-Backed Securities – 5.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/42 (h)		1,900	1,948,094
3.50%, 7/01/27-7/01/42 (h)		4,250	4,471,000
4.00%, 7/01/27-7/01/42 (h)		1,700	1,808,313
4.50%, 7/01/42 (h)		1,650	1,769,625
5.00%, 7/01/27-7/01/42 (h)		1,700	1,837,313
5.50%, 7/01/42 (h)		900	981,563
6.00%, 7/01/42 (h)		900	988,875
6.50%, 7/01/42 (h)		650	731,453
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/27 (h)		750	783,984
4.00%, 7/01/42 (h)		1,150	1,220,437
4.50%, 7/01/27-7/01/42 (h)		2,000	2,131,641
5.00%, 7/01/42 (h)		3,250	3,492,734
5.50%, 7/01/42 (h)		700	760,594
6.00%, 7/01/42 (h)		700	767,594
Ginnie Mae Mortgage-Backed Securities:
4.00%, 7/15/42 (h)		1,400	1,529,063
4.50%, 7/15/42 (h)		1,600	1,749,500
5.00%, 7/15/42 (h)		1,000	1,100,313

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
5.50%, 7/15/42 (h)	USD	850	$942,969

			29,015,065
Total U.S. Government Sponsored Agency Securities – 6.4%			34,951,718

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
5.25%, 11/15/28		1,200	1,688,813
3.00%, 5/15/42		1,988	2,082,120
U.S. Treasury Notes:
0.25%, 4/30/14-5/31/14		11,995	11,980,029
0.50%, 8/15/14		525	526,763
2.50%, 4/30/15		610	645,695
0.38%, 6/15/15		7,590	7,583,480
0.88%, 4/30/17		2,385	2,403,074
0.63%, 5/31/17		2,120	2,110,229
1.13%, 5/31/19		3,770	3,775,889
1.75%, 5/15/22		1,000	1,008,125
Total U.S. Treasury Obligations – 6.2%			33,804,217
Total Long-Term Investments (Cost – $414,410,442) – 82.0%			449,257,498

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (g)(i)		117,605,750	117,605,750
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (g)(i)(j)	USD	2,200	2,200,437
Total Short-Term Securities (Cost – $119,806,187) – 21.9%			119,806,187

Total Investments Before TBA Sale Commitments (Cost – $534,216,629*) – 103.9%			569,063,685

TBA Sale Commitments (h)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/42		5,600	(5,741,750)
3.50%, 7/01/42		4,200	(4,413,938)
Freddie Mac Mortgage-Backed Securities, 5.00%, 7/01/42		2,300	(2,471,781)
Total TBA Sale Commitments (Proceeds – $12,642,969) – (2.3)%			(12,627,469)
Total Investments Net of TBA Sale Commitments – 101.6%			556,436,216
Liabilities in Excess of Other Assets – (1.6)%			(9,029,623)

Net Assets – 100.0%			$547,406,593

8	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012

Schedule of Investments (continued)

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$538,769,313

Gross unrealized appreciation	$37,019,126
Gross unrealized depreciation	(6,724,754)

Net unrealized appreciation	$30,294,372

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Security, or a portion of security, is on loan.
(e)	Restricted security as to resale. As of report date, the Fund held less than 0.01% of its net assets, with a current value of $51,173 and an original cost of $56,451, in these securities.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	91,218,601	26,387,149	117,605,750	$117,605,750	$91,197

BlackRock Liquidity Series, LLC Money Market Series	$2,411,435	(210,998)$	2,200,437	$2,200,437	$40,771

iShares iBoxx $ High Yield Corporate Bond Fund	–	125,000[1]	125,000	$11,402,500	$199,506

1	Represents shares purchased.
(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	–	$2,516
Barclays Plc	$(2,777,250)	$4,484
Credit Suisse Group AG	$(3,629,953)	$2,766

Counterparty	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$4,077,484	$ 832
Goldman Sachs Group, Inc.	$1,535,766	$ (1,174)
JPMorgan Chase & Co.	$10,812,032	$ 4,684
Morgan Stanley	$5,808,173	$ (7,758)
UBS AG	$561,344	$ 5,234

(i)	Represents the current yield as of report date.
(j)	Security was purchased with the cash collateral from loaned securities.
—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settle- ment- Date	Unrea- lized Appre- ciation (Depre- ciation)
GBP	14,311	USD	22,268	State Street Corp.	7/02/12	$ 145
USD	538,251	CHF	520,166	Citigroup, Inc.	7/02/12	(9,782)
USD	18,244	EUR	14,682	State Street Corp.	7/02/12	(336)
USD	92,032	JPY	7,337,798	Goldman Sachs Group, Inc.	7/02/12	235
USD	36,675	JPY	2,911,272	State Street Corp.	7/02/12	255
BRL	310,000	USD	153,367	HSBC Holdings Plc	7/03/12	840
BRL	670,000	USD	331,470	HSBC Holdings Plc	7/03/12	1,816
BRL	310,000	USD	149,290	HSBC Holdings Plc	7/03/12	4,917
BRL	670,000	USD	322,658	HSBC Holdings Plc	7/03/12	10,628
USD	328,351	BRL	670,000	HSBC Holdings Plc	7/03/12	(4,935)
USD	151,924	BRL	310,000	HSBC Holdings Plc	7/03/12	(2,283)
USD	331,470	BRL	670,000	HSBC Holdings Plc	7/03/12	(1,816)
USD	153,367	BRL	310,000	HSBC Holdings Plc	7/03/12	(840)
USD	174,680	JPY	13,872,964	Citigroup, Inc.	7/03/12	1,127
USD	286,345	JPY	22,773,044	State Street Corp.	7/03/12	1,451
AUD	825,000	USD	829,133	HSBC Holdings Plc	7/05/12	14,760
AUD	850,000	USD	852,894	UBS AG	7/05/12	16,572
AUD	825,000	USD	828,217	Westpac Banking Corp.	7/05/12	15,677
CAD	1,848,000	USD	1,792,043	Deutsche Bank AG	7/05/12	22,856
CAD	1,848,000	USD	1,791,340	HSBC Holdings Plc	7/05/12	23,560
CAD	1,904,000	USD	1,847,127	UBS AG	7/05/12	22,770
DKK	1,452,000	USD	242,891	Deutsche Bank AG	7/05/12	4,302
DKK	1,452,000	USD	242,932	HSBC Holdings Plc	7/05/12	4,262
DKK	1,496,000	USD	250,305	UBS AG	7/05/12	4,379
EUR	11,368,000	USD	14,142,031	BNP Paribas SA	7/05/12	244,911
EUR	11,369,000	USD	14,140,978	Deutsche Bank AG	7/05/12	247,229
EUR	11,713,000	USD	14,575,060	HSBC Holdings Plc	7/05/12	248,501
GBP	3,019,000	USD	4,684,540	BNP Paribas SA	7/05/12	43,590
GBP	3,020,000	USD	4,683,682	HSBC Holdings Plc	7/05/12	46,014

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012	9

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrealized Appreciation (Depreciation)
GBP	3,111,000	USD	4,826,685	UBS AG	7/05/12	$ 45,528
ILS	1,200,000	USD	304,297	HSBC Holdings Plc	7/05/12	2,507
JPY	66,000,000	USD	832,327	Deutsche Bank AG	7/05/12	(6,583)
JPY	66,000,000	USD	831,524	HSBC Holdings Plc	7/05/12	(5,780)
JPY	68,000,000	USD	856,693	UBS AG	7/05/12	(5,926)
MXN	8,500,000	USD	622,142	HSBC Holdings Plc	7/05/12	14,667
NOK	280,000	USD	46,168	Deutsche Bank AG	7/05/12	891
NOK	281,000	USD	46,297	HSBC Holdings Plc	7/05/12	930
NOK	289,000	USD	47,636	UBS AG	7/05/12	935
NZD	350,000	USD	275,780	HSBC Holdings Plc	7/05/12	4,263
SEK	2,475,000	USD	349,883	Deutsche Bank AG	7/05/12	7,826
SEK	2,475,000	USD	349,738	HSBC Holdings Plc	7/05/12	7,972
SEK	2,550,000	USD	360,567	UBS AG	7/05/12	7,982
SGD	400,000	USD	312,524	HSBC Holdings Plc	7/05/12	3,244
THB	13,500,000	USD	423,463	HSBC Holdings Plc	7/05/12	1,418
USD	2,539,098	AUD	2,500,000	HSBC Holdings Plc	7/05/12	(18,156)
USD	5,481,426	CAD	5,600,000	HSBC Holdings Plc	7/05/12	(18,271)
USD	752,652	DKK	4,400,000	HSBC Holdings Plc	7/05/12	3,580
USD	566,235	EUR	450,000	Citigroup, Inc.	7/05/12	(3,269)
USD	36,599,740	EUR	29,000,000	HSBC Holdings Plc	7/05/12	(101,641)
USD	3,549,238	EUR	2,800,000	HSBC Holdings Plc	7/05/12	5,656
USD	2,796,842	EUR	2,200,000	HSBC Holdings Plc	7/05/12	12,600
USD	1,246,426	GBP	800,000	HSBC Holdings Plc	7/05/12	(6,474)
USD	311,606	GBP	200,000	HSBC Holdings Plc	7/05/12	(1,618)
USD	1,024,726	GBP	650,000	HSBC Holdings Plc	7/05/12	6,745
USD	11,758,598	GBP	7,500,000	HSBC Holdings Plc	7/05/12	12,664
USD	310,008	ILS	1,200,000	HSBC Holdings Plc	7/05/12	3,204
USD	2,534,931	JPY	200,000,000	HSBC Holdings Plc	7/05/12	32,677
USD	619,336	MXN	8,500,000	HSBC Holdings Plc	7/05/12	(17,473)
USD	143,755	NOK	850,000	HSBC Holdings Plc	7/05/12	897
USD	278,447	NZD	350,000	HSBC Holdings Plc	7/05/12	(1,596)
USD	1,076,340	SEK	7,500,000	HSBC Holdings Plc	7/05/12	(7,627)
USD	315,896	SGD	400,000	HSBC Holdings Plc	7/05/12	128
USD	428,571	THB	13,500,000	HSBC Holdings Plc	7/05/12	3,690
USD	364,676	ZAR	3,000,000	HSBC Holdings Plc	7/05/12	(1,957)
ZAR	3,000,000	USD	356,164	HSBC Holdings Plc	7/05/12	10,469
CZK	4,700,000	USD	226,257	HSBC Holdings Plc	7/09/12	6,798
USD	234,592	CZK	4,700,000	HSBC Holdings Plc	7/09/12	1,538
AUD	430,000	USD	437,624	Westpac Banking Corp.	7/11/12	1,966
CAD	478,000	USD	464,967	Credit Suisse Group AG	7/11/12	4,408
CAD	42,000	USD	40,879	HSBC Holdings Plc	7/11/12	363
CAD	243,000	USD	236,643	HSBC Holdings Plc	7/11/12	1,972

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrealized Appreciation (Depreciation)
CAD	364,000	USD	354,430	HSBC Holdings Plc	7/11/12	$ 3,002
CAD	625,000	USD	608,804	HSBC Holdings Plc	7/11/12	4,918
CAD	362,000	USD	351,921	UBS AG	7/11/12	3,547
CAD	43,000	USD	41,896	Westpac Banking Corp.	7/11/12	329
CHF	482,000	USD	503,962	Credit Suisse Group AG	7/11/12	4,003
CHF	306,000	USD	319,035	HSBC Holdings Plc	7/11/12	3,449
EUR	92,000	USD	115,680	HSBC Holdings Plc	7/11/12	758
EUR	125,000	USD	155,310	HSBC Holdings Plc	7/11/12	2,894
EUR	502,000	USD	630,441	HSBC Holdings Plc	7/11/12	4,904
EUR	469,000	USD	583,331	HSBC Holdings Plc	7/11/12	10,248
EUR	32,000	USD	40,071	JPMorgan Chase & Co.	7/11/12	429
EUR	124,000	USD	155,681	UBS AG	7/11/12	1,257
GBP	272,000	USD	425,454	HSBC Holdings Plc	7/11/12	526
GBP	1,506,000	USD	2,351,631	UBS AG	7/11/12	6,919
GBP	349,000	USD	545,374	Westpac Banking Corp.	7/11/12	1,195
NOK	6,887,000	USD	1,155,741	HSBC Holdings Plc	7/11/12	1,488
NZD	296,000	USD	236,114	HSBC Holdings Plc	7/11/12	626
NZD	1,026,000	USD	811,969	HSBC Holdings Plc	7/11/12	8,625
NZD	53,000	USD	41,675	JPMorgan Chase & Co.	7/11/12	714
NZD	400,000	USD	316,341	JPMorgan Chase & Co.	7/11/12	3,578
NZD	490,000	USD	385,708	JPMorgan Chase & Co.	7/11/12	6,193
NZD	49,000	USD	39,053	Westpac Banking Corp.	7/11/12	138
SEK	1,408,000	USD	199,480	HSBC Holdings Plc	7/11/12	3,970
SEK	2,181,000	USD	310,544	HSBC Holdings Plc	7/11/12	4,601
SEK	3,355,000	USD	477,978	HSBC Holdings Plc	7/11/12	6,806
SEK	8,916,000	USD	1,271,743	HSBC Holdings Plc	7/11/12	16,583
SEK	2,050,000	USD	294,153	JPMorgan Chase & Co.	7/11/12	2,063
USD	694,067	AUD	693,000	Credit Suisse Group AG	7/11/12	(14,388)
USD	481,400	AUD	480,000	JPMorgan Chase & Co.	7/11/12	(9,306)
USD	1,444,679	AUD	1,433,000	UBS AG	7/11/12	(20,281)
USD	253,491	AUD	252,000	Westpac Banking Corp.	7/11/12	(4,129)
USD	602,301	CHF	575,000	JPMorgan Chase & Co.	7/11/12	(3,674)
USD	697,898	CHF	668,000	UBS AG	7/11/12	(6,087)
USD	311,628	CHF	298,000	Westpac Banking Corp.	7/11/12	(2,425)
USD	1,220,123	EUR	973,000	Deutsche Bank AG	7/11/12	(11,333)
USD	116,222	EUR	93,000	JPMorgan Chase & Co.	7/11/12	(1,481)
USD	655,504	EUR	525,000	Westpac Banking Corp.	7/11/12	(8,950)
USD	1,127,971	GBP	722,000	HSBC Holdings Plc	7/11/12	(2,755)
USD	633,904	GBP	406,000	HSBC Holdings Plc	7/11/12	(1,933)
USD	931,317	GBP	597,000	UBS AG	7/11/12	(3,646)
USD	1,586,013	JPY	127,200,000	HSBC Holdings Plc	7/11/12	(5,561)
USD	79,903	JPY	6,400,000	HSBC Holdings Plc	7/11/12	(176)

10	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
USD	40,301	JPY	3,200,000	HSBC Holdings Plc	7/11/12	$262
USD	428,299	JPY	34,400,000	JPMorgan Chase & Co.	7/11/12	(2,127)
USD	345,365	JPY	27,500,000	JPMorgan Chase & Co.	7/11/12	1,274
USD	72,852	JPY	5,800,000	Westpac Banking Corp.	7/11/12	280
USD	294,919	JPY	23,500,000	Westpac Banking Corp.	7/11/12	878
USD	118,875	NOK	714,000	HSBC Holdings Plc	7/11/12	(1,099)
USD	396,836	NOK	2,383,000	JPMorgan Chase & Co.	7/11/12	(3,582)
USD	116,603	NOK	695,000	UBS AG	7/11/12	(179)
USD	919,322	NZD	1,173,000	JPMorgan Chase & Co.	7/11/12	(18,842)
USD	513,866	SEK	3,589,000	HSBC Holdings Plc	7/11/12	(4,730)
USD	269,844	SEK	1,910,000	Westpac Banking Corp.	7/11/12	(6,143)
AUD	791,000	USD	811,922	State Street Corp.	7/19/12	(3,912)
USD	379,207	MYR	1,200,000	HSBC Holdings Plc	7/24/12	1,977
EUR	1,587,500	USD	1,998,456	Citigroup, Inc.	7/25/12	10,959
EUR	1,045,000	USD	1,312,308	UBS AG	7/25/12	10,425
USD	461,687	EUR	351,000	Citigroup, Inc.	7/25/12	17,401
USD	751,775	EUR	569,500	JPMorgan Chase & Co.	7/25/12	30,918
USD	2,212,556	EUR	1,712,000	Royal Bank of Scotland Group Plc	7/25/12	45,553
USD	320,781	BRL	670,000	HSBC Holdings Plc	8/02/12	(10,359)
USD	148,421	BRL	310,000	HSBC Holdings Plc	8/02/12	(4,793)
USD	57,466	BRL	120,000	JPMorgan Chase & Co.	8/02/12	(1,843)
USD	330,065	BRL	690,000	UBS AG	8/02/12	(10,960)
USD	42,745	BRL	90,000	UBS AG	8/02/12	(1,736)
EUR	380,000	USD	482,357	HSBC Holdings Plc	8/03/12	(1,320)
GBP	150,000	USD	235,253	HSBC Holdings Plc	8/03/12	(351)
USD	826,880	AUD	825,000	HSBC Holdings Plc	8/03/12	(14,625)
USD	850,578	AUD	850,000	UBS AG	8/03/12	(16,427)
USD	825,969	AUD	825,000	Westpac Banking Corp.	8/03/12	(15,536)
USD	1,790,897	CAD	1,848,000	Deutsche Bank AG	8/03/12	(22,801)
USD	1,790,219	CAD	1,848,000	HSBC Holdings Plc	8/03/12	(23,480)
USD	1,845,963	CAD	1,904,000	UBS AG	8/03/12	(22,696)
USD	226,220	CZK	4,700,000	HSBC Holdings Plc	8/03/12	(6,810)
USD	243,072	DKK	1,452,000	Deutsche Bank AG	8/03/12	(4,321)
USD	243,118	DKK	1,452,000	HSBC Holdings Plc	8/03/12	(4,276)
USD	250,499	DKK	1,496,000	UBS AG	8/03/12	(4,391)
USD	14,145,623	EUR	11,368,000	BNP Paribas SA	8/03/12	(244,961)
USD	14,144,628	EUR	11,369,000	Deutsche Bank AG	8/03/12	(247,222)
USD	14,578,761	EUR	11,713,000	HSBC Holdings Plc	8/03/12	(248,553)
USD	1,277,221	EUR	1,025,000	JPMorgan Chase & Co.	8/03/12	(20,312)
USD	4,684,117	GBP	3,019,000	BNP Paribas SA	8/03/12	(43,677)
USD	4,683,268	GBP	3,020,000	HSBC Holdings Plc	8/03/12	(46,092)
USD	4,826,250	GBP	3,111,000	UBS AG	8/03/12	(45,618)

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
USD	832,639	JPY	66,000,000	Deutsche Bank AG	8/03/12	$ 6,546
USD	831,851	JPY	66,000,000	HSBC Holdings Plc	8/03/12	5,758
USD	857,029	JPY	68,000,000	UBS AG	8/03/12	5,902
USD	620,487	MXN	8,500,000	HSBC Holdings Plc	8/03/12	(14,460)
USD	46,119	NOK	280,000	Deutsche Bank AG	8/03/12	(889)
USD	46,248	NOK	281,000	HSBC Holdings Plc	8/03/12	(928)
USD	47,587	NOK	289,000	UBS AG	8/03/12	(933)
USD	275,242	NZD	350,000	HSBC Holdings Plc	8/03/12	(4,244)
USD	349,520	SEK	2,475,000	Deutsche Bank AG	8/03/12	(7,793)
USD	349,374	SEK	2,475,000	HSBC Holdings Plc	8/03/12	(7,939)
USD	360,195	SEK	2,550,000	UBS AG	8/03/12	(7,946)
USD	312,517	SGD	400,000	HSBC Holdings Plc	8/03/12	(3,251)
USD	422,773	THB	13,500,000	HSBC Holdings Plc	8/03/12	(1,247)
USD	354,600	ZAR	3,000,000	HSBC Holdings Plc	8/03/12	(10,387)
USD	303,863	ILS	1,200,000	HSBC Holdings Plc	8/06/12	(2,523)
JPY	132,583,000	CHF	1,565,288	Goldman Sachs Group, Inc.	8/16/12	8,631
CLP	161,700,000	USD	320,833	HSBC Holdings Plc	9/05/12	(1,028)
HUF	78,600,000	USD	337,919	BNP Paribas SA	9/05/12	6,773
HUF	78,800,000	USD	342,685	JPMorgan Chase & Co.	9/05/12	2,884
HUF	91,200,000	USD	396,611	JPMorgan Chase & Co.	9/05/12	3,337
INR	2,100,000	USD	36,534	Deutsche Bank AG	9/05/12	545
INR	3,100,000	USD	53,430	Deutsche Bank AG	9/05/12	1,306
INR	4,500,000	USD	77,586	Deutsche Bank AG	9/05/12	1,869
KRW	372,300,000	USD	320,396	Credit Suisse Group AG	9/05/12	3,151
KRW	55,400,000	USD	47,717	HSBC Holdings Plc	9/05/12	428
KRW	87,500,000	USD	75,386	HSBC Holdings Plc	9/05/12	656
KRW	189,100,000	USD	162,877	HSBC Holdings Plc	9/05/12	1,460
MXN	5,770,000	USD	412,656	Deutsche Bank AG	9/05/12	16,966
MXN	740,000	USD	53,537	HSBC Holdings Plc	9/05/12	1,561
MXN	980,000	USD	70,901	HSBC Holdings Plc	9/05/12	2,068
MXN	1,820,000	USD	131,710	HSBC Holdings Plc	9/05/12	3,803
MXN	2,710,000	USD	197,878	HSBC Holdings Plc	9/05/12	3,902
MYR	720,000	USD	225,070	Deutsche Bank AG	9/05/12	677
MYR	1,890,000	USD	591,549	HSBC Holdings Plc	9/05/12	1,037
PLN	410,000	USD	119,589	Deutsche Bank AG	9/05/12	2,435
PLN	80,000	USD	23,045	HSBC Holdings Plc	9/05/12	764
PLN	570,000	USD	165,828	JPMorgan Chase & Co.	9/05/12	3,815
PLN	780,000	USD	230,517	UBS AG	9/05/12	1,626
PLN	2,140,000	USD	632,444	UBS AG	9/05/12	4,462
PLN	810,000	USD	235,925	UBS AG	9/05/12	5,147
RUB	3,200,000	USD	95,622	UBS AG	9/05/12	1,945
SGD	140,000	USD	109,424	HSBC Holdings Plc	9/05/12	1,102

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012	11

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
SGD	200,000	USD	156,284	HSBC Holdings Plc	9/05/12	$ 1,610
SGD	280,000	USD	218,983	HSBC Holdings Plc	9/05/12	2,069
THB	5,780,000	USD	181,078	HSBC Holdings Plc	9/05/12	105
TRY	830,000	USD	453,757	JPMorgan Chase & Co.	9/05/12	(1,609)
TRY	740,000	USD	404,554	JPMorgan Chase & Co.	9/05/12	(1,434)
TRY	80,000	USD	43,572	JPMorgan Chase & Co.	9/05/12	8
TWD	1,620,000	USD	54,217	BNP Paribas SA	9/05/12	28
USD	191,166	CLP	97,600,000	Credit Suisse Group AG	9/05/12	(1,864)
USD	191,690	COP	348,300,000	BNP Paribas SA	9/05/12	(1,373)
USD	185,213	CZK	3,850,000	BNP Paribas SA	9/05/12	(5,671)
USD	186,599	CZK	3,870,000	BNP Paribas SA	9/05/12	(5,277)
USD	420,532	CZK	8,750,000	Deutsche Bank AG	9/05/12	(13,296)
USD	339,168	CZK	6,910,000	UBS AG	9/05/12	(3,432)
USD	295,484	CZK	6,020,000	UBS AG	9/05/12	(2,990)
USD	58,283	CZK	1,210,000	UBS AG	9/05/12	(1,709)
USD	450,867	ILS	1,780,000	Deutsche Bank AG	9/05/12	(3,146)
USD	247,194	ILS	980,000	Deutsche Bank AG	9/05/12	(2,768)
USD	288,112	ILS	1,140,000	JPMorgan Chase & Co.	9/05/12	(2,660)
USD	645,872	ILS	2,520,000	JPMorgan Chase & Co.	9/05/12	3,112
USD	876,540	ILS	3,420,000	JPMorgan Chase & Co.	9/05/12	4,224
USD	38,685	KRW	45,000,000	Deutsche Bank AG	9/05/12	(422)
USD	401,126	PHP	17,100,000	HSBC Holdings Plc	9/05/12	(2,592)
USD	269,332	RON	970,000	HSBC Holdings Plc	9/05/12	(4,250)
USD	413,254	RON	1,480,000	JPMorgan Chase & Co.	9/05/12	(4,170)
USD	41,754	RUB	1,400,000	Deutsche Bank AG	9/05/12	(932)
USD	761,974	SGD	970,000	Deutsche Bank AG	9/05/12	(3,812)
USD	157,108	SGD	200,000	Deutsche Bank AG	9/05/12	(786)
USD	62,612	SGD	80,000	HSBC Holdings Plc	9/05/12	(546)
USD	70,507	TRY	130,000	BNP Paribas SA	9/05/12	(312)
USD	96,855	TRY	180,000	JPMorgan Chase & Co.	9/05/12	(1,201)
USD	81,739	TRY	150,000	JPMorgan Chase & Co.	9/05/12	26
USD	54,308	TWD	1,620,000	HSBC Holdings Plc	9/05/12	63
USD	210,866	ZAR	1,800,000	HSBC Holdings Plc	9/05/12	(7,043)
USD	28,193	ZAR	240,000	JPMorgan Chase & Co.	9/05/12	(861)
USD	345,905	ZAR	2,890,000	UBS AG	9/05/12	(3,960)
Total						$(34,140)
—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrea- lized Appre- ciation (Depre- ciation)
28	Australia Treasury Bond (10 Year)	Sydney	September 2012	USD	27,559,008	$ 5,800
108	DAX Index Futures	Eurex	September 2012	USD	21,907,175	876,621
721	Euro STOXX 50	Eurex	September 2012	USD	20,575,234	1,078,289
31	Euro-Bobl	Eurex	September 2012	USD	4,938,737	(7,720)
130	FTSE MIB Index Futures	Milan	September 2012	USD	11,759,555	1,107,580
12	Gilt British	London	September 2012	USD	2,238,524	(4,024)
23	Japanese Government Bond (10 Year)	Tokyo	September 2012	USD	41,344,467	1,622
5	U.S. Long Bond	Chicago Board Options	September 2012	USD	739,844	(6,242)
47	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2012	USD	6,268,625	(11,356)
17	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2012	USD	2,107,469	(1,292)
75	Sterling Futures	London	March 2014	USD	14,566,626	(7,230)
Total						$3,032,048

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
19	Australia Treasury Bond (3 Year)	Sydney	September 2012	USD	5,812,205	$ 3,616
10	Canada Bond (10 Year)	Montreal Chicago	September 2012	USD	1,359,886	(1,670)
836	E-Mini S&P 500® Futures	Mercantile	September 2012	USD	56,697,520	(1,436,365)
24	Euro-Bund	Eurex	September 2012	USD	4,279,423	15,927
1	Euro-Buxl	Eurex	September 2012	USD	165,705	(1,228)
58	Euro-Schatz	Eurex Chicago Board	September 2012	USD	8,110,238	1,099
18	U.S. Treasury Notes (2 Year)	Options	September 2012	USD	3,963,375	733
Total						$(1,417,888)

12	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012

Schedule of Investments (continued)

—	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrea- lized Appre- ciation (Depre- ciation)

0.45%[1]	1-day SONIA	Royal Bank of Scotland Group Plc	8/02/12	GBP	157,920	$(2,473)

2.51%[1]	1-day AONIA	Royal Bank of Scotland Group Plc	6/27/13	AUD	25,860	(15,881)

1.07%[1]	1-day STIBOR	Royal Bank of Scotland Group Plc	6/27/13	SEK	211,360	(24,444)

0.20%[2]	1-day FEDL01	Royal Bank of Scotland Group Plc	12/05/13	USD	20,990	(2,099)

0.22%[1]	1-day EONIA	Royal Bank of Scotland Group Plc	12/27/13	EUR	14,000	(7,087)

0.34%[2]	1-day SONIA	Royal Bank of Scotland Group Plc	12/27/13	GBP	18,790	8,828

0.20%[2]	1-day FEDL01	Royal Bank of Scotland Group Plc	2/09/14	USD	10,750	6,450

0.22%[2]	1-day FEDL01	Royal Bank of Scotland Group Plc	4/14/14	USD	16,140	(1,614)

1.61%[1]	3-month STIBOR	Royal Bank of Scotland Group Plc	6/27/14	SEK	21,960	(6,349)

1.41%[2]	3-month LIBOR	UBS AG	5/15/19	USD	6,100	(17,420)

0.58%[2]	6-Month JPY LIBOR	UBS AG	9/20/19	JPY	333,000	(4,138)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrea- lized Apprec- iation (Deprec- iation)
1.87%[1]	6-month EURIBOR	Citigroup, Inc.	7/04/21	EUR	2,520	$(9,101)
1.97%[2]	6-month GBP LIBOR	Royal Bank of Scotland Group Plc	9/07/21	GBP	990	4,525
Total						$(70,803)

[1]	Fund pays a floating rate and receives a fixed rate.
[2]	Fund pays a fixed rate and receives a floating rate.

—	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows:

Index	Receive Fixed Rate	Counter- party	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrea- lized Apprec- iation
iTraxx Europe Cross over Series 17 Version 1	5.00%	Citigroup, Inc.	6/20/17	BB-	EUR4,500	$33,060

[1]	Using Standard & Poor’s (“S&P’s”) rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Total return swaps outstanding as of June 30, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Change in Return of the MSCI Emerging Markets Index	Receives	1-month LIBOR plus 0.63%	Credit Suisse Group AG	9/21/12	USD 66	$57,220
—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012	13

Schedule of Investments (concluded)

not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$3,097,469	–	$3,097,469
Common Stocks	$161,145,450	29,564,961	$41,088	190,751,499
Corporate Bonds	–	43,422,645	–	43,422,645
Foreign Agency Obligations	–	4,444,881	–	4,444,881
Foreign Government Obligations	–	46,124,317	–	46,124,317
Investment Companies	87,403,360	–	–	87,403,360
Non-Agency Mortgage-Backed Securities	–	5,257,392	–	5,257,392
U.S. Government Sponsored Agency Securities	–	34,951,718	–	34,951,718
U.S. Treasury Obligations	–	33,804,217	–	33,804,217
Short-Term Securities	117,605,750	2,200,437	–	119,806,187
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(12,627,469)	–	(12,627,469)

Total	$366,154,560	$190,240,568	$41,088	$556,436,216

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$33,060	–	$33,060
Equity contracts	$3,062,490	–	–	3,062,490
Foreign currency exchange contracts	5,869	1,517,937	–	1,523,806
Interest rate contracts	28,797	19,803	–	48,600
Other contracts	–	57,220	–	57,220
Liabilities:
Equity contracts	(1,436,365)	–	–	(1,436,365)
Foreign currency exchange contracts	(12,774)	(1,545,172)	–	(1,557,946)
Interest rate contracts	(40,762)	(90,606)	–	(131,368)
Total	$1,607,255	$(7,758)	–	$1,599,497

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,335,604	–	–	$1,335,604
Foreign currency	3,105,980	–	–	3,105,980
Cash pledged as collateral for financial futures contracts	9,085,000	–	–	9,085,000
Cash pledged as collateral for swap contracts	700,000	–	–	700,000
Liabilities:
Collateral on securities loaned at value	–	$(2,200,437)	–	(2,200,437)
Total	$14,226,584	$(2,200,437)	–	$12,026,147

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

14	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: August 24, 2012